FINANCIAL STATEMENTS

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Years Ended December 31, 2024 and 2023

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Financial Statements

Years Ended December 31, 2024 and 2023

Ernst & Young LLP 155 North Wacker Drive Chicago, IL 60606-1787	Tel: +1 312 879 2000 Fax: +1 312 879 4000 ey.com

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Financial Life Insurance Company and

Contract Owners of ML of New York Variable Annuity Separate Account D

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the table below that comprise ML of New York Variable Annuity Separate Account D (the Separate Account), as of December 31, 2024, the related statements of operations and changes in net assets for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2024, the results of its operations and changes in its net assets for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Subaccounts
AB Discovery Value Class A Shares (1)	Invesco Charter Class A Shares (1)
AB International Value Class A Shares (1)	Invesco Comstock Class A Shares (1)
AB Large Cap Growth Class A Shares (1)	Invesco Discovery Large Cap Class A Shares (1)
AB Large Cap Value Class A Shares (1)	Invesco Discovery Mid Cap Growth Class A Shares (1)
AB Relative Value Class A Shares (1)	Invesco Equity and Income Class A Shares (1)
American Funds - EuroPacific Growth Fund® Class F -1 Shares (1)	Invesco Fundamental Alternatives Class A Shares (1)
American Funds - Growth Fund of America® Class F -1 Shares (1)	Invesco Global Class A Shares (1)
American Funds - Income Fund of America® Class F -1 Shares (1)	Invesco Main Street Class A Shares (1)
American Funds - Investment Company of America® Class F -1 Shares (1)	Invesco Main Street Mid Cap Class A Shares (1)

Ernst & Young LLP 155 North Wacker Drive Chicago, IL 60606-1787	Tel: +1 312 879 2000 Fax: +1 312 879 4000 ey.com

American Funds - The Bond Fund of America® Class A Shares (1)	Invesco Value Opportunities Class A Shares (1)
American Funds - The Bond Fund of America® Class F -1 Shares (1)	Janus Henderson Enterprise Class A Shares (1)
American Funds - The Growth Fund of America® Class A Shares (1)	Janus Henderson Forty Class A Shares (1)
American Funds - The Income Fund of America® Class A Shares (1)	JPMorgan Small Cap Growth Class A Shares (1)
American Funds - The Investment Company of America® Class A Shares (1)	Lord Abbett Affiliated Class A Shares (1)
AMG Renaissance Large Cap Growth Class N Shares (1)	Lord Abbett Bond-Debenture Class A Shares (1)
BlackRock Advantage Global Investor A Shares (1)	Lord Abbett Mid Cap Stock Class A Shares (1)
BlackRock Advantage International Investor A Shares (1)	Macquarie Mid Cap Growth Class A Shares (2)
BlackRock Advantage Large Cap Core Investor A Shares (1)	MFS® Growth Class A Shares (1)
BlackRock Advantage Large Cap Value Investor A Shares (1)	MFS® Mid Cap Growth Class A Shares (1)
BlackRock Advantage SMID Investor A Shares (1)	MFS® Research International Class A Shares (1)
BlackRock Capital Appreciation Investor A Shares (1)	PIMCO CommodityRealReturn Strategy Class A Shares (1)
BlackRock Global Allocation Investor A Shares (1)	PIMCO Low Duration Class A Shares (1)
BlackRock High Yield Investor A Shares (1)	PIMCO Real Return Class A Shares (1)
BlackRock Impact Mortgage Investor A Shares (1)	PIMCO Total Return Class A Shares (1)
BlackRock International Investor A Shares (1)	Pioneer Class A Shares (1)
BlackRock iShares MSCI EAFE International Index Investor A Shares (1)	Pioneer High Yield Class A Shares (1)
BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares (1)	Pioneer Select Mid Cap Growth Class A Shares (1)
BlackRock iShares S&P 500 Index Investor A Shares (1)	Putnam International Equity Class A Shares (1)
BlackRock Large Cap Focus Growth Investor A Shares (1)	Putnam Large Cap Growth Class A Shares (1)
BlackRock Large Cap Focus Value Investor A Shares (1)	Putnam Large Cap Value Class A Shares (1)

Ernst & Young LLP 155 North Wacker Drive Chicago, IL 60606-1787	Tel: +1 312 879 2000 Fax: +1 312 879 4000 ey.com

BlackRock Low Duration Bond Investor A Shares (1)	TA Aegon Sustainable Equity Income Service Class (1)
BlackRock Total Return Investor A Shares (1)	TA Asset Allocation - Conservative Class A Shares (1)
BNY Mellon Appreciation Investor Shares (1)	TA Asset Allocation - Moderate Class A Shares (1)
Cohen & Steers Real Estate Securities Class A Shares (1)	TA Asset Allocation - Moderate Growth Class A Shares (1)
Columbia Large Cap Growth Opportunity Class A Shares (1)	TA BlackRock Government Money Market Initial Class (1)
Columbia Select Mid Cap Growth Class A Shares (1)	TA Bond Class A Shares (1)
Columbia Select Small Cap Value Class A Shares (1)	TA International Focus Initial Class (1)
Davis New York Venture Class A Shares (1)	TA Multi-Managed Balanced Class A Shares (1)
Eaton Vance Floating-Rate Class A Shares (1)	TA Small/Mid Cap Value Class A Shares (1)
Eaton Vance Large-Cap Value Class A Shares (1)	TA Sustainable Equity Income Class A Shares (1)
Federated Hermes Equity Income Class A Shares (1)	TA T. Rowe Price Small Cap Service Class (1)
Federated Hermes Kaufmann Class A Shares (1)	TA TSW International Equity Service Class (1)
Fidelity Advisor® Equity Growth Class A Shares (1)	TA TSW Mid Cap Value Opportunities Service Class (1)
Fidelity Advisor® Overseas Class A Shares (1)	TA US Growth Class A Shares (1)
Fidelity Advisor® Stock Selector Mid Cap Class A Shares (1)	TA WMC US Growth Service Class (1)
Franklin Templeton Growth Class A Shares (1)	Virtus AllianzGI Dividend Value Class A Shares (1)
Invesco American Franchise Fund Class A Shares (1)	Virtus AllianzGI Small-Cap Value Class A Shares (1)

(1) Statements of operations and changes in net assets for the year ended December 31, 2024

(2) Statements of operations and changes in net assets for the period June 7, 2024 (commencement of operations) through December 31, 2024

Ernst & Young LLP 155 North Wacker Drive Chicago, IL 60606-1787	Tel: +1 312 879 2000 Fax: +1 312 879 4000 ey.com

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the auditor of the Separate Account since 2024.

Chicago, IL

April 18, 2025

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Financial Life Insurance Company and the Contract Owners of ML of New York Variable Annuity Separate Account D

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of ML of New York Variable Annuity Separate Account D indicated in the table below as of December 31, 2023, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of ML of New York Variable Annuity Separate Account D as of December 31, 2023, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2023, in conformity with accounting principles generally accepted in the United States of America.

AB Discovery Value Class A Shares	Invesco American Franchise Fund Class A Shares
AB International Value Class A Shares	Invesco Capital Appreciation Class A Shares
AB Large Cap Growth Class A Shares	Invesco Charter Class A Shares
AB Relative Value Class A Shares	Invesco Comstock Class A Shares
AB Value Class A Shares	Invesco Discovery Mid Cap Growth Class A Shares
American Funds - EuroPacific Growth Fund® Class F -1 Shares	Invesco Equity and Income Class A Shares
American Funds - Growth Fund of America® Class F -1 Shares	Invesco Fundamental Alternatives Class A Shares
American Funds - Income Fund of America® Class F -1 Shares	Invesco Global Class A Shares
American Funds - Investment Company of America® Class F -1 Shares	Invesco Main Street Class A Shares
American Funds - The Bond Fund of America® Class A Shares	Invesco Main Street Mid Cap Class A Shares
American Funds - The Bond Fund of America® Class F -1 Shares	Invesco Value Opportunities Class A Shares
American Funds - The Growth Fund of America® Class A Shares	Janus Henderson Enterprise Class A Shares
American Funds - The Income Fund of America® Class A Shares	Janus Henderson Forty Class A Shares
American Funds - The Investment Company of America® Class A Shares	JPMorgan Small Cap Growth Class A Shares
AMG Renaissance Large Cap Growth Class N Shares	Lord Abbett Affiliated Class A Shares
BlackRock Advantage Global Investor A Shares	Lord Abbett Bond-Debenture Class A Shares
BlackRock Advantage International Investor A Shares	Lord Abbett Mid Cap Stock Class A Shares
BlackRock Advantage Large Cap Core Investor A Shares	MFS® Growth Class A Shares
BlackRock Advantage Large Cap Value Investor A Shares	MFS® Mid Cap Growth Class A Shares
BlackRock Advantage SMID Investor A Shares	MFS® Research International Class A Shares

BlackRock Capital Appreciation Investor A Shares	PIMCO CommodityRealReturn Strategy Class A Shares
BlackRock Global Allocation Investor A Shares	PIMCO Low Duration Class A Shares
BlackRock High Yield Bond Investor A Shares	PIMCO Real Return Class A Shares
BlackRock Impact Mortgage Investor A Shares	PIMCO Total Return Class A Shares
BlackRock International Investor A Shares	Pioneer Class A Shares
BlackRock iShares MSCI EAFE International Index Investor A Shares	Pioneer High Yield Class A Shares
BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares	Pioneer Select Mid Cap Growth Class A Shares
BlackRock iShares S&P 500 Index Investor A Shares	Putnam International Equity Class A Shares
BlackRock Large Cap Focus Growth Investor A Shares	Putnam Large Cap Growth Class A Shares
BlackRock Large Cap Focus Value Investor A Shares	Putnam Large Cap Value Class A Shares
BlackRock Low Duration Bond Investor A Shares	TA Aegon Sustainable Equity Income Service Class
BlackRock Total Return Investor A Shares	TA Asset Allocation - Conservative Class A Shares
BNY Mellon Appreciation Investor Shares	TA Asset Allocation - Moderate Class A Shares
Cohen & Steers Real Estate Securities Class A Shares	TA Asset Allocation - Moderate Growth Class A Shares
Columbia Large Cap Growth Opportunity Class A Shares	TA BlackRock Government Money Market Initial Class
Columbia Select Mid Cap Growth Class A Shares	TA Bond Class A Shares
Columbia Select Small Cap Value Class A Shares	TA International Focus Initial Class
Davis New York Venture Class A Shares	TA JPMorgan Mid Cap Value Service Class
Delaware Mid Cap Growth Equity Class A Shares	TA Multi-Managed Balanced Class A Shares
Eaton Vance Floating-Rate Class A Shares	TA Small/Mid Cap Value Class A Shares
Eaton Vance Large-Cap Value Class A Shares	TA Sustainable Equity Income Class A Shares
Federated Hermes Equity Income Class A Shares	TA T. Rowe Price Small Cap Service Class
Federated Hermes Kaufmann Class A Shares	TA TS&W International Equity Service Class
Fidelity Advisor® Equity Growth Class A Shares	TA US Growth Class A Shares
Fidelity Advisor® Overseas Class A Shares	TA WMC US Growth Service Class
Fidelity Advisor® Stock Selector Mid Cap Class A Shares	Virtus AllianzGI Dividend Value Class A Shares
Franklin Templeton Growth Class A Shares	Virtus AllianzGI Small-Cap Value Class A Shares

Basis for Opinions

These financial statements are the responsibility of the Transamerica Financial Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of ML of New York Variable Annuity Separate Account D based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of ML of New York Variable Annuity Separate Account D in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2023 by correspondence with the custodian, the transfer agents, or the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 19, 2024

We have served as the auditor of one or more of the subaccounts of ML of New York Variable Annuity Separate Account D since 2014.

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Assets and Liabilities

December 31, 2024

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

AB Discovery Value Class A Shares	3,716.050	$76,633	$77,071	$1	$77,072	2,014	$37.940856	$41.136597
AB International Value Class A Shares	3,610.994	43,746	49,507	-	49,507	6,709	7.243184	7.778250
AB Large Cap Growth Class A Shares	3,616.513	189,176	346,932	6	346,938	3,361	103.236240	103.236240
AB Large Cap Value Class A Shares	0.125	2	2	(2)	-	-	23.711250	25.708690
AB Relative Value Class A Shares	40,201.078	223,204	249,247	(1)	249,246	4,547	54.819632	54.819632
American Funds - EuroPacific Growth Fund® Class F -1 Shares	2,045.185	100,743	109,336	(1)	109,335	4,114	25.973258	28.161763
American Funds - Growth Fund of America® Class F -1 Shares	10,201.948	552,671	752,496	(3)	752,493	12,150	61.036288	66.178595
American Funds - Income Fund of America® Class F -1 Shares	4,682.347	108,460	113,922	(1)	113,921	4,016	28.264945	30.646260
American Funds - Investment Company of America® Class F -1	1,916.675	82,581	110,151	-	110,151	2,233	47.381481	51.373383
American Funds - The Bond Fund of America® Class A Shares	16,975.668	214,192	189,109	(64)	189,045	12,164	15.540804	15.540804
American Funds - The Bond Fund of America® Class F -1 Shares	3,931.129	45,872	43,793	(122)	43,671	3,657	11.942917	12.949156
American Funds - The Growth Fund of America® Class A Shares	33,174.808	1,782,898	2,470,196	-	2,470,196	26,754	92.328849	92.328849
American Funds - The Income Fund of America® Class A Shares	31,379.456	703,158	766,286	29	766,315	17,987	42.603725	42.603725
American Funds - The Investment Company of America® Class A Shares	26,815.488	1,106,948	1,546,717	(2)	1,546,715	22,278	69.427509	69.427509
AMG Renaissance Large Cap Growth Class N Shares	-	-	-	-	-	-	24.239432	24.970910
BlackRock Advantage Global Investor A Shares	-	-	-	-	-	-	39.882399	43.241570
BlackRock Advantage International Investor A Shares	-	-	-	-	-	-	20.268831	21.376777
BlackRock Advantage Large Cap Core Investor A Shares	1,748.801	29,049	36,025	(1)	36,024	724	47.780550	51.804395
BlackRock Advantage Large Cap Value Investor A Shares	6,207.031	166,407	181,494	(3)	181,491	5,367	33.739295	36.580805
BlackRock Advantage SMID Investor A Shares	9,836.370	255,465	270,107	(8)	270,099	4,627	34.066921	58.372231
BlackRock Capital Appreciation Investor A Shares	44,167.667	1,281,445	1,634,645	2	1,634,647	23,302	61.015728	79.884603
BlackRock Global Allocation Investor A Shares	141,378.303	2,594,735	2,619,740	(3)	2,619,737	78,791	25.552461	41.848991
BlackRock High Yield Investor A Shares	56,072.052	380,639	397,551	(679)	396,872	22,853	17.062058	17.994647
BlackRock Impact Mortgage Investor A Shares	68,770.585	705,928	618,248	(10)	618,238	64,149	9.194114	9.702625
BlackRock International Investor A Shares	956.844	15,287	18,228	-	18,228	1,151	15.327275	16.170120
BlackRock iShares MSCI EAFE International Index Investor A Shares	-	-	-	-	-	-	19.371002	21.002836
BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares	-	-	-	-	-	-	33.764835	36.609027
BlackRock iShares S&P 500 Index Investor A Shares	2,202.033	949,445	1,514,602	52	1,514,654	39,336	37.144575	38.924291
BlackRock Large Cap Focus Growth Investor A Shares	6,747.633	31,902	52,227	-	52,227	2,576	20.093169	20.505126
BlackRock Large Cap Focus Value Investor A Shares	73,131.465	1,319,776	1,331,724	15	1,331,739	32,748	32.388720	50.312820
BlackRock Low Duration Bond Investor A Shares	-	-	-	-	-	-	10.134286	10.694713
BlackRock Total Return Investor A Shares	192,049.661	2,059,965	1,868,643	(867)	1,867,776	136,066	12.588526	14.500798
BNY Mellon Appreciation Investor Shares	6,745.374	258,742	264,284	(14)	264,270	5,971	43.062992	46.690053
Cohen & Steers Real Estate Securities Class A Shares	-	-	-	-	-	-	32.434595	35.166665
Columbia Large Cap Growth Opportunity Class A Shares	297.199	3,607	5,046	-	5,046	177	28.105660	29.040573
Columbia Select Mid Cap Growth Class A Shares	-	-	-	-	-	-	29.966401	31.657258
Columbia Select Small Cap Value Class A Shares	32,714.408	539,869	573,156	16	573,172	9,773	58.648674	58.648674
Davis New York Venture Class A Shares	33,061.789	890,052	849,688	(1)	849,687	16,967	36.202643	55.327901
Eaton Vance Floating-Rate Class A Shares	361.247	3,116	3,132	(68)	3,064	177	15.986570	17.333457

See accompanying notes.	8

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Assets and Liabilities

December 31, 2024

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

Eaton Vance Large-Cap Value Class A Shares	2,507.187	$55,524	$63,607	$(2)	$63,605	2,515	$24.409373	$26.211882
Federated Hermes Equity Income Class A Shares	2,435.083	51,809	53,304	(98)	53,206	2,644	20.100136	21.063371
Federated Hermes Kaufmann Class A Shares	26,467.869	120,337	146,103	(11)	146,092	3,501	41.127761	44.592490
Fidelity Advisor® Equity Growth Class A Shares	8,197.289	132,508	161,814	2	161,816	1,673	70.782276	96.732770
Fidelity Advisor® Overseas Class A Shares	0.103	7	3	(3)	-	-	34.452242	34.452242
Fidelity Advisor® Stock Selector Mid Cap Class A Shares	-	-	-	-	-	-	60.710501	60.710501
Franklin Templeton Growth Class A Shares	434.552	9,333	11,377	(1)	11,376	567	18.453846	28.537832
Invesco American Franchise Fund Class A Shares	863.632	17,142	25,348	11	25,359	639	39.655768	39.655768
Invesco Charter Class A Shares	864.037	15,139	17,073	30	17,103	476	35.938270	35.938270
Invesco Comstock Class A Shares	44,242.846	1,158,351	1,264,903	(1)	1,264,902	26,598	37.925252	63.308603
Invesco Discovery Large Cap Class A Shares	217.515	10,984	18,234	(1)	18,233	367	47.751925	51.773943
Invesco Discovery Mid Cap Growth Class A Shares	5,490.570	130,578	153,187	(1)	153,186	9,102	16.829737	16.829737
Invesco Equity and Income Class A Shares	7,218.194	74,069	75,214	13	75,227	1,758	42.787547	42.787547
Invesco Fundamental Alternatives Class A Shares	1,134.604	27,382	28,115	-	28,115	1,688	16.656780	16.656780
Invesco Global Class A Shares	239.355	24,425	22,413	11	22,424	356	63.016847	63.016847
Invesco Main Street Class A Shares	4,016.147	191,155	233,097	1	233,098	4,236	43.982307	60.505545
Invesco Main Street Mid Cap Class A Shares	2,759.454	64,547	79,389	(5)	79,384	1,959	38.925972	42.204436
Invesco Value Opportunities Class A Shares	477.902	7,820	10,251	1	10,252	2,903	3.436602	3.628829
Janus Henderson Enterprise Class A Shares	6,329.156	777,682	845,575	3	845,578	12,917	63.865705	67.941536
Janus Henderson Forty Class A Shares	1,107.299	41,496	58,742	(1)	58,741	978	57.972468	62.252902
JPMorgan Small Cap Growth Class A Shares	483.647	6,709	8,575	-	8,575	237	34.901876	37.479502
Lord Abbett Affiliated Class A Shares	428.206	6,753	7,977	1	7,978	266	30.008420	32.536290
Lord Abbett Bond-Debenture Class A Shares	33,798.842	252,670	240,986	(478)	240,508	10,000	20.662269	28.964852
Lord Abbett Mid Cap Stock Class A Shares	13,777.569	387,139	464,993	(1)	464,992	10,791	30.181005	47.449946
Macquarie Mid Cap Growth Class A Shares	2,566.147	68,530	64,462	-	64,462	6,510	9.889657	9.912277
MFS® Growth Class A Shares	3,886.834	511,525	709,619	-	709,619	11,662	60.850342	60.850342
MFS® Mid Cap Growth Class A Shares	22,614.690	453,500	643,840	69	643,909	10,539	61.094954	61.094954
MFS® Research International Class A Shares	20,228.517	352,646	453,119	6	453,125	13,834	32.755464	32.755464
PIMCO CommodityRealReturn Strategy Class A Shares	14,756.382	209,131	182,684	-	182,684	23,898	7.384279	8.006649
PIMCO Low Duration Class A Shares	97,959.861	903,443	906,129	(481)	905,648	77,971	11.314178	12.149611
PIMCO Real Return Class A Shares	60,215.623	638,302	600,350	(1,124)	599,226	43,362	13.446447	14.579431
PIMCO Total Return Class A Shares	248,763.690	2,302,900	2,109,516	(1,004)	2,108,512	135,466	14.243983	16.690180
Pioneer Class A Shares	-	-	-	-	-	-	51.057836	55.358079
Pioneer High Yield Class A Shares	678.284	5,722	5,915	(45)	5,870	275	20.474117	22.198875
Pioneer Select Mid Cap Growth Class A Shares	-	-	-	-	-	-	44.379189	47.196572
Putnam International Equity Class A Shares	28,089.747	650,178	693,255	1	693,256	25,203	27.507289	27.507289
Putnam Large Cap Growth Class A Shares	395.961	13,005	27,511	(7)	27,504	730	37.666966	37.666966
Putnam Large Cap Value Class A Shares	1,893.766	47,402	65,278	-	65,278	3,001	21.748524	21.748524
TA Aegon Sustainable Equity Income Service Class	9,161.836	193,165	192,124	-	192,124	14,543	12.874573	13.260327
TA Asset Allocation - Conservative Class A Shares	-	-	-	-	-	-	12.098995	12.481134
TA Asset Allocation - Moderate Class A Shares	-	-	-	-	-	-	13.218649	13.636101
TA Asset Allocation - Moderate Growth Class A Shares	6,414.897	87,660	81,982	-	81,982	5,444	14.827067	15.295296
TA BlackRock Government Money Market Initial Class	159,805.420	159,805	159,805	(52)	159,753	15,218	10.312324	10.524677

See accompanying notes.	9

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Assets and Liabilities

December 31, 2024

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

TA Bond Class A Shares	-	$-	$-	$-	$-	-	$1.322075	$1.404424
TA International Focus Initial Class	373,473.929	3,088,979	3,032,608	9	3,032,617	253,468	11.788801	12.142020
TA Multi-Managed Balanced Class A Shares	-	-	-	-	-	-	17.169783	17.711986
TA Small/Mid Cap Value Class A Shares	33,461.405	903,011	871,000	6	871,006	27,563	30.759296	32.898737
TA Sustainable Equity Income Class A Shares	241,034.569	1,721,767	1,911,404	4	1,911,408	113,803	16.387256	17.117948
TA T. Rowe Price Small Cap Service Class	5,015.468	50,120	53,114	-	53,114	3,008	17.464223	17.987458
TA TSW International Equity Service Class	1,798.736	23,674	25,848	-	25,848	2,182	11.753710	12.105880
TA TSW Mid Cap Value Opportunities Service Class	4,567.338	62,613	57,503	-	57,503	3,762	14.894801	15.341012
TA US Growth Class A Shares	37,159.314	835,129	1,059,040	5	1,059,045	21,974	47.348126	49.852575
TA WMC US Growth Service Class	-	-	-	-	-	-	27.814373	28.647449
Virtus AllianzGI Dividend Value Class A Shares	11,854.272	128,410	122,692	(1)	122,691	6,269	19.370388	20.800937
Virtus AllianzGI Small-Cap Value Class A Shares	17,299.950	239,512	207,080	-	207,080	4,753	30.547573	49.547010

See accompanying notes.	10

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	AB Discovery Value Class A Shares Subaccount	AB International Value Class A Shares Subaccount	AB Large Cap Growth Class A Shares Subaccount	AB Large Cap Value Class A Shares Subaccount

Net Assets as of December 31, 2022:	$91,933	$53,392	$214,663	$-

Investment Income:
Reinvested Dividends	391	590	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,419	779	3,225	-

Net Investment Income (Loss)	(1,028)	(189)	(3,225)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,790	-	4,872	-
Realized Gain (Loss) on Investments	(350)	1,237	2,554	-

Net Realized Capital Gains (Losses) on Investments	4,440	1,237	7,426	-
Net Change in Unrealized Appreciation (Depreciation)	8,298	5,463	66,218	-

Net Gain (Loss) on Investment	12,738	6,700	73,644	-

Net Increase (Decrease) in Net Assets Resulting from Operations	11,710	6,511	70,419	-

Increase (Decrease) in Net Assets from Contract Transactions	(15,426)	(8,416)	(2,317)	-

Total Increase (Decrease) in Net Assets	(3,716)	(1,905)	68,102	-

Net Assets as of December 31, 2023:	$88,217	$51,487	$282,765	$-

Investment Income:
Reinvested Dividends	389	4,528	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,369	819	4,241	-

Net Investment Income (Loss)	(980)	3,709	(4,241)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	9,372	-	24,122	-
Realized Gain (Loss) on Investments	2,246	1,177	3,760	-

Net Realized Capital Gains (Losses) on Investments	11,618	1,177	27,882	-
Net Change in Unrealized Appreciation (Depreciation)	(3,837)	(3,016)	42,737	-

Net Gain (Loss) on Investment	7,781	(1,839)	70,619	-

Net Increase (Decrease) in Net Assets Resulting from Operations	6,801	1,870	66,378	-

Increase (Decrease) in Net Assets from Contract Transactions	(17,946)	(3,850)	(2,205)	-

Total Increase (Decrease) in Net Assets	(11,145)	(1,980)	64,173	-

Net Assets as of December 31, 2024:	$77,072	$49,507	$346,938	$-

See Accompanying Notes. (1) See Footnote 1	11

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	AB Relative Value Class A Shares Subaccount	American Funds -EuroPacific Growth Fund® Class F - 1 Shares Subaccount	American Funds - Growth Fund of America® Class F - 1 Shares Subaccount	American Funds - Income Fund of America® Class F - 1 Shares Subaccount

Net Assets as of December 31, 2022:	$226,290	$143,598	$583,856	$173,514

Investment Income:
Reinvested Dividends	3,038	1,760	3,117	4,103
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,993	1,859	9,035	1,889

Net Investment Income (Loss)	45	(99)	(5,918)	2,214

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	11,610	2,069	39,460	-
Realized Gain (Loss) on Investments	690	3,382	9,717	(2,061)

Net Realized Capital Gains (Losses) on Investments	12,300	5,451	49,177	(2,061)
Net Change in Unrealized Appreciation (Depreciation)	9,142	10,497	129,888	5,585

Net Gain (Loss) on Investment	21,442	15,948	179,065	3,524

Net Increase (Decrease) in Net Assets Resulting from Operations	21,487	15,849	173,147	5,738

Increase (Decrease) in Net Assets from Contract Transactions	(7,946)	(49,743)	(140,279)	(69,901)

Total Increase (Decrease) in Net Assets	13,541	(33,894)	32,868	(64,163)

Net Assets as of December 31, 2023:	$239,831	$109,704	$616,724	$109,351

Investment Income:
Reinvested Dividends	2,403	1,235	2,503	4,448
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,303	1,761	10,986	1,833

Net Investment Income (Loss)	(900)	(526)	(8,483)	2,615

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	22,881	5,782	59,826	2,519
Realized Gain (Loss) on Investments	3,011	890	9,434	247

Net Realized Capital Gains (Losses) on Investments	25,892	6,672	69,260	2,766
Net Change in Unrealized Appreciation (Depreciation)	1,787	(2,701)	98,592	4,092

Net Gain (Loss) on Investment	27,679	3,971	167,852	6,858

Net Increase (Decrease) in Net Assets Resulting from Operations	26,779	3,445	159,369	9,473

Increase (Decrease) in Net Assets from Contract Transactions	(17,364)	(3,814)	(23,600)	(4,903)

Total Increase (Decrease) in Net Assets	9,415	(369)	135,769	4,570

Net Assets as of December 31, 2024:	$249,246	$109,335	$752,493	$113,921

See Accompanying Notes. (1) See Footnote 1	12

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	American Funds - Investment Company of America® Class F -1 Shares Subaccount	American Funds - The Bond Fund of America® Class A Shares Subaccount	American Funds - The Bond Fund of America® Class F -1 Shares Subaccount	American Funds - The Growth Fund of America® Class A Shares Subaccount

Net Assets as of December 31, 2022:	$116,219	$241,193	$106,378	$1,898,008

Investment Income:
Reinvested Dividends	1,401	7,993	2,036	12,372
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,366	2,881	948	27,360

Net Investment Income (Loss)	35	5,112	1,088	(14,988)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,197	-	-	143,815
Realized Gain (Loss) on Investments	1,338	(1,320)	(2,016)	95,501

Net Realized Capital Gains (Losses) on Investments	4,535	(1,320)	(2,016)	239,316
Net Change in Unrealized Appreciation (Depreciation)	16,439	2,648	2,355	418,115

Net Gain (Loss) on Investment	20,974	1,328	339	657,431
Net Increase (Decrease) in Net Assets Resulting from Operations	21,009	6,440	1,427	642,443

Increase (Decrease) in Net Assets from Contract Transactions	(43,154)	(47,741)	(63,552)	(275,231)

Total Increase (Decrease) in Net Assets	(22,145)	(41,301)	(62,125)	367,212

Net Assets as of December 31, 2023:	$94,074	$199,892	$44,253	$2,265,220

Investment Income:
Reinvested Dividends	1,051	8,186	1,841	9,458
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,513	2,532	729	31,931

Net Investment Income (Loss)	(462)	5,654	1,112	(22,473)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	8,434	-	-	194,686
Realized Gain (Loss) on Investments	1,775	(270)	(33)	177,479

Net Realized Capital Gains (Losses) on Investments	10,209	(270)	(33)	372,165
Net Change in Unrealized Appreciation (Depreciation)	11,445	(5,744)	(1,327)	224,199

Net Gain (Loss) on Investment	21,654	(6,014)	(1,360)	596,364

Net Increase (Decrease) in Net Assets Resulting from Operations	21,192	(360)	(248)	573,891

Increase (Decrease) in Net Assets from Contract Transactions	(5,115)	(10,487)	(334)	(368,915)

Total Increase (Decrease) in Net Assets	16,077	(10,847)	(582)	204,976

Net Assets as of December 31, 2024:	$110,151	$189,045	$43,671	$2,470,196

See Accompanying Notes. (1) See Footnote 1	13

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	American Funds - The Income Fund of America® Class A Shares Subaccount	American Funds - The Investment Company of America® Class A Shares Subaccount	AMG Renaissance Large Cap Growth Class N Shares Subaccount	BlackRock Advantage Global Investor A Shares Subaccount

Net Assets as of December 31, 2022:	$908,850	$1,302,305	$10,110	$17,607

Investment Income:
Reinvested Dividends	31,021	21,649	6	296
Investment Expense:
Mortality and Expense Risk and Administrative Charges	11,058	18,082	145	278

Net Investment Income (Loss)	19,963	3,567	(139)	18

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	51,166	716	-
Realized Gain (Loss) on Investments	41,644	30,093	169	34

Net Realized Capital Gains (Losses) on Investments	41,644	81,259	885	34
Net Change in Unrealized Appreciation (Depreciation)	(12,660)	250,536	1,354	3,573

Net Gain (Loss) on Investment	28,984	331,795	2,239	3,607

Net Increase (Decrease) in Net Assets Resulting from Operations	48,947	335,362	2,100	3,625

Increase (Decrease) in Net Assets from Contract Transactions	(156,339)	(129,568)	(1,793)	(130)

Total Increase (Decrease) in Net Assets	(107,392)	205,794	307	3,495

Net Assets as of December 31, 2023:	$801,458	$1,508,099	$10,417	$21,102

Investment Income:
Reinvested Dividends	30,891	16,924	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	10,191	20,757	114	134

Net Investment Income (Loss)	20,700	(3,833)	(114)	(134)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	16,835	118,597	-	-
Realized Gain (Loss) on Investments	17,067	129,757	2,943	5,552

Net Realized Capital Gains (Losses) on Investments	33,902	248,354	2,943	5,552
Net Change in Unrealized Appreciation (Depreciation)	13,843	86,219	(1,425)	(3,422)

Net Gain (Loss) on Investment	47,745	334,573	1,518	2,130

Net Increase (Decrease) in Net Assets Resulting from Operations	68,445	330,740	1,404	1,996

Increase (Decrease) in Net Assets from Contract Transactions	(103,588)	(292,124)	(11,821)	(23,098)

Total Increase (Decrease) in Net Assets	(35,143)	38,616	(10,417)	(21,102)

Net Assets as of December 31, 2024:	$766,315	$1,546,715	$-	$-

See Accompanying Notes. (1) See Footnote 1	14

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	BlackRock Advantage International Investor A Shares Subaccount	BlackRock Advantage Large Cap Core Investor A Shares Subaccount	BlackRock Advantage Large Cap Value Invester A Shares Subaccount	BlackRock Advantage SMID Investor A Shares Subaccount

Net Assets as of December 31, 2022:	$-	$108,130	$180,364	$386,512

Investment Income:
Reinvested Dividends	-	596	2,415	3,550
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	1,098	2,787	5,210

Net Investment Income (Loss)	-	(502)	(372)	(1,660)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	1,945	-
Realized Gain (Loss) on Investments	-	666	1,629	(7,497)

Net Realized Capital Gains (Losses) on Investments	-	666	3,574	(7,497)
Net Change in Unrealized Appreciation (Depreciation)	-	16,643	14,895	73,321

Net Gain (Loss) on Investment	-	17,309	18,469	65,824

Net Increase (Decrease) in Net Assets Resulting from Operations	-	16,807	18,097	64,164

Increase (Decrease) in Net Assets from Contract Transactions	-	(51,651)	(35,986)	(17,904)

Total Increase (Decrease) in Net Assets	-	(34,844)	(17,889)	46,260

Net Assets as of December 31, 2023:	$-	$73,286	$162,475	$432,772

Investment Income:
Reinvested Dividends	-	240	2,358	1,760
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	815	2,915	5,267

Net Investment Income (Loss)	-	(575)	(557)	(3,507)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	5,441	21,717	1,803
Realized Gain (Loss) on Investments	-	12,414	798	(2,412)

Net Realized Capital Gains (Losses) on Investments	-	17,855	22,515	(609)
Net Change in Unrealized Appreciation (Depreciation)	-	(4,641)	(463)	51,428

Net Gain (Loss) on Investment	-	13,214	22,052	50,819

Net Increase (Decrease) in Net Assets Resulting from Operations	-	12,639	21,495	47,312

Increase (Decrease) in Net Assets from Contract Transactions	-	(49,901)	(2,479)	(209,985)

Total Increase (Decrease) in Net Assets	-	(37,262)	19,016	(162,673)

Net Assets as of December 31, 2024:	$-	$36,024	$181,491	$270,099

See Accompanying Notes. (1) See Footnote 1	15

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	BlackRock Capital Appreciation Investor A Shares Subaccount	BlackRock Global Allocation Investor A Shares Subaccount	BlackRock High Yield Investor A Shares Subaccount	BlackRock impact Mortgage Investor A Shares Subaccount

Net Assets as of December 31, 2022:	$1,506,642	$2,553,026	$395,884	$644,247

Investment Income:
Reinvested Dividends	-	29,917	26,142	20,982
Investment Expense:
Mortality and Expense Risk and Administrative Charges	22,939	35,331	6,021	8,323

Net Investment Income (Loss)	(22,939)	(5,414)	20,121	12,659

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	61,741	-	-	-
Realized Gain (Loss) on Investments	44,554	(25,187)	369	(17,630)

Net Realized Capital Gains (Losses) on Investments	106,295	(25,187)	369	(17,630)
Net Change in Unrealized Appreciation (Depreciation)	551,599	292,259	23,283	21,586

Net Gain (Loss) on Investment	657,894	267,072	23,652	3,956

Net Increase (Decrease) in Net Assets Resulting from Operations	634,955	261,658	43,773	16,615

Increase (Decrease) in Net Assets from Contract Transactions	(445,981)	(200,191)	(29,240)	(46,400)

Total Increase (Decrease) in Net Assets	188,974	61,467	14,533	(29,785)

Net Assets as of December 31, 2023:	$1,695,616	$2,614,493	$410,417	$614,462

Investment Income:
Reinvested Dividends	-	29,299	27,650	22,175
Investment Expense:
Mortality and Expense Risk and Administrative Charges	24,120	37,310	6,289	8,149

Net Investment Income (Loss)	(24,120)	(8,011)	21,361	14,026

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	206,793	161,273	1,599	-
Realized Gain (Loss) on Investments	188,272	15,576	3,528	(6,969)

Net Realized Capital Gains (Losses) on Investments	395,065	176,849	5,127	(6,969)
Net Change in Unrealized Appreciation (Depreciation)	81,584	25,941	(589)	(9,516)

Net Gain (Loss) on Investment	476,649	202,790	4,538	(16,485)

Net Increase (Decrease) in Net Assets Resulting from Operations	452,529	194,779	25,899	(2,459)

Increase (Decrease) in Net Assets from Contract Transactions	(513,498)	(189,535)	(39,444)	6,235

Total Increase (Decrease) in Net Assets	(60,969)	5,244	(13,545)	3,776

Net Assets as of December 31, 2024:	$1,634,647	$2,619,737	$396,872	$618,238

See Accompanying Notes. (1) See Footnote 1	16

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	BlackRock International Investor A Shares Subaccount	BlackRock iShares MSCI EAFE International Index Investor A Shares Subaccount	BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares Subaccount	BlackRock iShares S&P 500 Index Investor A Shares Subaccount

Net Assets as of December 31, 2022:	$36,291	$4,191	$-	$951,944

Investment Income:
Reinvested Dividends	164	8	-	13,697
Investment Expense:
Mortality and Expense Risk and Administrative Charges	419	50	-	14,050

Net Investment Income (Loss)	(255)	(42)	-	(353)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	819
Realized Gain (Loss) on Investments	2,880	477	-	18,740

Net Realized Capital Gains (Losses) on Investments	2,880	477	-	19,559
Net Change in Unrealized Appreciation (Depreciation)	2,555	(168)	-	207,730

Net Gain (Loss) on Investment	5,435	309	-	227,289

Net Increase (Decrease) in Net Assets Resulting from Operations	5,180	267	-	226,936

Increase (Decrease) in Net Assets from Contract Transactions	(23,191)	(4,458)	-	101,100

Total Increase (Decrease) in Net Assets	(18,011)	(4,191)	-	328,036

Net Assets as of December 31, 2023:	$18,280	$-	$-	$1,279,980

Investment Income:
Reinvested Dividends	121	-	-	14,123
Investment Expense:
Mortality and Expense Risk and Administrative Charges	264	-	-	18,503

Net Investment Income (Loss)	(143)	-	-	(4,380)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	2,376
Realized Gain (Loss) on Investments	276	-	-	94,502

Net Realized Capital Gains (Losses) on Investments	276	-	-	96,878
Net Change in Unrealized Appreciation (Depreciation)	(371)	-	-	181,311

Net Gain (Loss) on Investment	(95)	-	-	278,189

Net Increase (Decrease) in Net Assets Resulting from Operations	(238)	-	-	273,809

Increase (Decrease) in Net Assets from Contract Transactions	186	-	-	(39,135)

Total Increase (Decrease) in Net Assets	(52)	-	-	234,674

Net Assets as of December 31, 2024:	$18,228	$-	$-	$1,514,654

See Accompanying Notes. (1) See Footnote 1	17

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	BlackRock Large Cap Focus Growth Investor A Shares Subaccount	BlackRock Large Cap Focous Value Investor A Shares Subaccount	BlackRock Low Duration Bond Investor A Shares Subaccount	BlackRock Total Return Investor A Shares Subaccount

Net Assets as of December 31, 2022:	$56,326	$1,324,378	$-	$1,954,105

Investment Income:
Reinvested Dividends	-	30,133	-	75,780
Investment Expense:
Mortality and Expense Risk and Administrative Charges	954	19,014	-	27,154

Net Investment Income (Loss)	(954)	11,119	-	48,626

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,407	38,090	-	-
Realized Gain (Loss) on Investments	2,210	(22,260)	-	(36,027)

Net Realized Capital Gains (Losses) on Investments	4,617	15,830	-	(36,027)
Net Change in Unrealized Appreciation (Depreciation)	22,914	160,077	-	62,564

Net Gain (Loss) on Investment	27,531	175,907	-	26,537

Net Increase (Decrease) in Net Assets Resulting from Operations	26,577	187,026	-	75,163

Increase (Decrease) in Net Assets from Contract Transactions	(12,189)	(42,732)	-	(107,147)

Total Increase (Decrease) in Net Assets	14,388	144,294	-	(31,984)

Net Assets as of December 31, 2023:	$70,714	$1,468,672	$-	$1,922,121

Investment Income:
Reinvested Dividends	-	28,077	-	85,098
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,023	19,770	-	27,100

Net Investment Income (Loss)	(1,023)	8,307	-	57,998

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,988	83,724	-	1,294
Realized Gain (Loss) on Investments	14,276	11,957	-	(18,818)

Net Realized Capital Gains (Losses) on Investments	17,264	95,681	-	(17,524)
Net Change in Unrealized Appreciation (Depreciation)	1,404	16,788	-	(38,733)

Net Gain (Loss) on Investment	18,668	112,469	-	(56,257)

Net Increase (Decrease) in Net Assets Resulting from Operations	17,645	120,776	-	1,741

Increase (Decrease) in Net Assets from Contract Transactions	(36,132)	(257,709)	-	(56,086)

Total Increase (Decrease) in Net Assets	(18,487)	(136,933)	-	(54,345)

Net Assets as of December 31, 2024:	$52,227	$1,331,739	$-	$1,867,776

See Accompanying Notes. (1) See Footnote 1	18

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	BNY Mellon Appreciation Investor Shares Subaccount	Cohen & Steers Real Estate Securities Class A Shares Subaccount	Columbia Large Cap Growth Opportunity Class A Shares Subaccount	Columbia Select Mid Cap Growth Class A Shares Subaccount

Net Assets as of December 31, 2022:	$284,612	$7,685	$5,609	$-

Investment Income:
Reinvested Dividends	1,938	167	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,434	88	81	-

Net Investment Income (Loss)	(2,496)	79	(81)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	20,096	-	-	-
Realized Gain (Loss) on Investments	2,893	(1,288)	(127)	-

Net Realized Capital Gains (Losses) on Investments	22,989	(1,288)	(127)	-
Net Change in Unrealized Appreciation (Depreciation)	32,513	779	1,684	-

Net Gain (Loss) on Investment	55,502	(509)	1,557	-

Net Increase (Decrease) in Net Assets Resulting from Operations	53,006	(430)	1,476	-

Increase (Decrease) in Net Assets from Contract Transactions	(36,554)	(7,255)	(1,635)	-

Total Increase (Decrease) in Net Assets	16,452	(7,685)	(159)	-

Net Assets as of December 31, 2023:	$301,064	$-	$5,450	$-

Investment Income:
Reinvested Dividends	950	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,358	-	80	-

Net Investment Income (Loss)	(3,408)	-	(80)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	40,369	-	214	-
Realized Gain (Loss) on Investments	14,180	-	311	-

Net Realized Capital Gains (Losses) on Investments	54,549	-	525	-
Net Change in Unrealized Appreciation (Depreciation)	(20,797)	-	733	-

Net Gain (Loss) on Investment	33,752	-	1,258	-

Net Increase (Decrease) in Net Assets Resulting from Operations	30,344	-	1,178	-

Increase (Decrease) in Net Assets from Contract Transactions	(67,138)	-	(1,582)	-

Total Increase (Decrease) in Net Assets	(36,794)	-	(404)	-

Net Assets as of December 31, 2024:	$264,270	$-	$5,046	$-

See Accompanying Notes. (1) See Footnote 1	19

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Columbia Select Small Cap Value Class A Shares Subaccount	Davis New York Venture Class A Shares Subaccount	Eaton Vance Floating-Rate Class A Shares Subaccount	Eaton Vance Large -Cap Value Class A Shares Subaccount

Net Assets as of December 31, 2022:	$529,249	$677,985	$2,396	$60,981

Investment Income:
Reinvested Dividends	4,864	6,842	228	634
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,210	9,969	34	911

Net Investment Income (Loss)	(2,346)	(3,127)	194	(277)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	37,272	54,221	-	1,206
Realized Gain (Loss) on Investments	5,954	(26,961)	(8)	(22)

Net Realized Capital Gains (Losses) on Investments	43,226	27,260	(8)	1,184
Net Change in Unrealized Appreciation (Depreciation)	25,936	160,065	72	2,630

Net Gain (Loss) on Investment	69,162	187,325	64	3,814

Net Increase (Decrease) in Net Assets Resulting from Operations	66,816	184,198	258	3,537

Increase (Decrease) in Net Assets from Contract Transactions	83,001	(83,719)	(93)	(1,273)

Total Increase (Decrease) in Net Assets	149,817	100,479	165	2,264

Net Assets as of December 31, 2023:	$679,066	$778,464	$2,561	$63,245

Investment Income:
Reinvested Dividends	3,118	13,964	238	655
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,972	11,548	37	960

Net Investment Income (Loss)	(4,854)	2,416	201	(305)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	97,049	147,100	-	1,965
Realized Gain (Loss) on Investments	54,529	(4,339)	1	1,338

Net Realized Capital Gains (Losses) on Investments	151,578	142,761	1	3,303
Net Change in Unrealized Appreciation (Depreciation)	(80,122)	(22,347)	(11)	3,271

Net Gain (Loss) on Investment	71,456	120,414	(10)	6,574

Net Increase (Decrease) in Net Assets Resulting from Operations	66,602	122,830	191	6,269

Increase (Decrease) in Net Assets from Contract Transactions	(172,496)	(51,607)	312	(5,909)

Total Increase (Decrease) in Net Assets	(105,894)	71,223	503	360

Net Assets as of December 31, 2024:	$573,172	$849,687	$3,064	$63,605

See Accompanying Notes. (1) See Footnote 1	20

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Federated Hermes Equity Income Class A Shares Subaccount	Federated Hermes Kaufmann Class A Shares Subaccount	Fidelity Advisor® Equity Growth Class A Shares Subaccount	Fidelity Advisor® Overseas Class A Shares Subaccount

Net Assets as of December 31, 2022:	$46,091	$140,720	$150,214	$-

Investment Income:
Reinvested Dividends	529	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	753	2,184	2,001	-

Net Investment Income (Loss)	(224)	(2,184)	(2,001)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	101	2,603	808	-
Realized Gain (Loss) on Investments	(29)	2,277	5,617	-

Net Realized Capital Gains (Losses) on Investments	72	4,880	6,425	-
Net Change in Unrealized Appreciation (Depreciation)	3,484	14,030	40,647	-

Net Gain (Loss) on Investment	3,556	18,910	47,072	-

Net Increase (Decrease) in Net Assets Resulting from Operations	3,332	16,726	45,071	-

Increase (Decrease) in Net Assets from Contract Transactions	(690)	(18,006)	(52,965)	-

Total Increase (Decrease) in Net Assets	2,642	(1,280)	(7,894)	-

Net Assets as of December 31, 2023:	$48,733	$139,440	$142,320	$-

Investment Income:
Reinvested Dividends	464	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	870	2,312	2,073	-

Net Investment Income (Loss)	(406)	(2,312)	(2,073)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,294	14,888	18,562	-
Realized Gain (Loss) on Investments	227	3,724	4,736	-

Net Realized Capital Gains (Losses) on Investments	6,521	18,612	23,298	-
Net Change in Unrealized Appreciation (Depreciation)	(751)	3,259	17,329	-

Net Gain (Loss) on Investment	5,770	21,871	40,627	-

Net Increase (Decrease) in Net Assets Resulting from Operations	5,364	19,559	38,554	-

Increase (Decrease) in Net Assets from Contract Transactions	(891)	(12,907)	(19,058)	-

Total Increase (Decrease) in Net Assets	4,473	6,652	19,496	-

Net Assets as of December 31, 2024:	$53,206	$146,092	$161,816	$-

See Accompanying Notes. (1) See Footnote 1	21

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Fidelity Advisor® Stock Selector Mid Cap Class A Shares Subaccount	Franklin Templeton Growth Class A Shares Subaccount	Invesco American Franchise Fund Class A Shares Subaccount	Invesco Charter Class A Shares Subaccount

Net Assets as of December 31, 2022:	$-	$16,638	$13,824	$12,530

Investment Income:
Reinvested Dividends	-	208	-	50
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	241	215	179

Net Investment Income (Loss)	-	(33)	(215)	(129)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	801
Realized Gain (Loss) on Investments	-	137	62	(66)

Net Realized Capital Gains (Losses) on Investments	-	137	62	735
Net Change in Unrealized Appreciation (Depreciation)	-	3,006	5,547	2,040

Net Gain (Loss) on Investment	-	3,143	5,609	2,775

Net Increase (Decrease) in Net Assets Resulting from Operations	-	3,110	5,394	2,646

Increase (Decrease) in Net Assets from Contract Transactions	-	(1,230)	(75)	(685)

Total Increase (Decrease) in Net Assets	-	1,880	5,319	1,961

Net Assets as of December 31, 2023:	$-	$18,518	$19,143	$14,491

Investment Income:
Reinvested Dividends	-	122	-	86
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	173	297	214

Net Investment Income (Loss)	-	(51)	(297)	(128)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	205	916	1,171
Realized Gain (Loss) on Investments	-	815	167	142

Net Realized Capital Gains (Losses) on Investments	-	1,020	1,083	1,313
Net Change in Unrealized Appreciation (Depreciation)	-	(666)	5,517	2,251

Net Gain (Loss) on Investment	-	354	6,600	3,564

Net Increase (Decrease) in Net Assets Resulting from Operations	-	303	6,303	3,436

Increase (Decrease) in Net Assets from Contract Transactions	-	(7,445)	(87)	(824)

Total Increase (Decrease) in Net Assets	-	(7,142)	6,216	2,612

Net Assets as of December 31, 2024:	$-	$11,376	$25,359	$17,103

See Accompanying Notes. (1) See Footnote 1	22

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Invesco Comstock Class A Shares Subaccount	Invesco Discovery Large Cap Class A Shares Subaccount	Invesco Discovery Mid Cap Growth Class A Shares Subaccount	Invesco Equity and Income Class A Shares Subaccount

Net Assets as of December 31, 2022:	$1,273,138	$163,037	$120,402	$98,594

Investment Income:
Reinvested Dividends	22,319	-	-	1,668
Investment Expense:
Mortality and Expense Risk and Administrative Charges	18,219	1,618	1,634	1,171

Net Investment Income (Loss)	4,100	(1,618)	(1,634)	497

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	82,323	-	-	3,332
Realized Gain (Loss) on Investments	386	31,704	104	(1,150)

Net Realized Capital Gains (Losses) on Investments	82,709	31,704	104	2,182
Net Change in Unrealized Appreciation (Depreciation)	43,395	16,745	15,439	3,881

Net Gain (Loss) on Investment	126,104	48,449	15,543	6,063

Net Increase (Decrease) in Net Assets Resulting from Operations	130,204	46,831	13,909	6,560

Increase (Decrease) in Net Assets from Contract Transactions	(86,213)	(160,428)	1,473	(33,769)

Total Increase (Decrease) in Net Assets	43,991	(113,597)	15,382	(27,209)

Net Assets as of December 31, 2023:	$1,317,129	$49,440	$135,784	$71,385

Investment Income:
Reinvested Dividends	22,031	-	-	1,473
Investment Expense:
Mortality and Expense Risk and Administrative Charges	18,679	494	1,969	972

Net Investment Income (Loss)	3,352	(494)	(1,969)	501

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	98,828	519	7,503	4,413
Realized Gain (Loss) on Investments	18,496	14,636	4,248	545

Net Realized Capital Gains (Losses) on Investments	117,324	15,155	11,751	4,958
Net Change in Unrealized Appreciation (Depreciation)	45,449	(4,166)	20,671	1,820

Net Gain (Loss) on Investment	162,773	10,989	32,422	6,778

Net Increase (Decrease) in Net Assets Resulting from Operations	166,125	10,495	30,453	7,279

Increase (Decrease) in Net Assets from Contract Transactions	(218,352)	(41,702)	(13,051)	(3,437)

Total Increase (Decrease) in Net Assets	(52,227)	(31,207)	17,402	3,842

Net Assets as of December 31, 2024:	$1,264,902	$18,233	$153,186	$75,227

See Accompanying Notes. (1) See Footnote 1	23

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Invesco Fundamental Alternatives Class A Shares Subaccount	Invesco Global Class A Shares Subaccount	Invesco Main Street Class A Shares Subaccount	Invesco Main Street Mid Cap Class A Shares Subaccount

Net Assets as of December 31, 2022:	$26,595	$16,264	$167,489	$69,625

Investment Income:
Reinvested Dividends	226	-	304	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	346	241	2,427	1,020

Net Investment Income (Loss)	(120)	(241)	(2,123)	(1,020)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	970	1,978	13,296	-
Realized Gain (Loss) on Investments	12	185	(70)	541

Net Realized Capital Gains (Losses) on Investments	982	2,163	13,226	541
Net Change in Unrealized Appreciation (Depreciation)	(274)	3,211	24,223	9,064

Net Gain (Loss) on Investment	708	5,374	37,449	9,605

Net Increase (Decrease) in Net Assets Resulting from Operations	588	5,133	35,326	8,585

Increase (Decrease) in Net Assets from Contract Transactions	(129)	(940)	(5,526)	(4,943)

Total Increase (Decrease) in Net Assets	459	4,193	29,800	3,642

Net Assets as of December 31, 2023:	$27,054	$20,457	$197,289	$73,267

Investment Income:
Reinvested Dividends	369	-	1,607	198
Investment Expense:
Mortality and Expense Risk and Administrative Charges	365	290	2,979	1,120

Net Investment Income (Loss)	4	(290)	(1,372)	(922)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	210	2,403	11,788	6,489
Realized Gain (Loss) on Investments	21	344	1,212	1,257

Net Realized Capital Gains (Losses) on Investments	231	2,747	13,000	7,746
Net Change in Unrealized Appreciation (Depreciation)	938	530	30,975	4,110

Net Gain (Loss) on Investment	1,169	3,277	43,975	11,856

Net Increase (Decrease) in Net Assets Resulting from Operations	1,173	2,987	42,603	10,934

Increase (Decrease) in Net Assets from Contract Transactions	(112)	(1,020)	(6,794)	(4,817)

Total Increase (Decrease) in Net Assets	1,061	1,967	35,809	6,117

Net Assets as of December 31, 2024:	$28,115	$22,424	$233,098	$79,384

See Accompanying Notes. (1) See Footnote 1	24

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Invesco Value Opportunities Class A Shares Subaccount	Janus Henderson Enterprise Class A Shares Subaccount	Janus Henderson Forty Class A Shares Subaccount	JPMorgan Small Cap Growth Class A Shares Subaccount

Net Assets as of December 31, 2022:	$7,170	$929,896	$39,385	$8,561

Investment Income:
Reinvested Dividends	16	-	7	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	104	14,094	649	126

Net Investment Income (Loss)	(88)	(14,094)	(642)	(126)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	162	71,754	3,864	-
Realized Gain (Loss) on Investments	1	3,670	205	91

Net Realized Capital Gains (Losses) on Investments	163	75,424	4,069	91
Net Change in Unrealized Appreciation (Depreciation)	884	79,499	9,984	977

Net Gain (Loss) on Investment	1,047	154,923	14,053	1,068

Net Increase (Decrease) in Net Assets Resulting from Operations	959	140,829	13,411	942

Increase (Decrease) in Net Assets from Contract Transactions	(66)	(99,846)	(3,631)	(980)

Total Increase (Decrease) in Net Assets	893	40,983	9,780	(38)

Net Assets as of December 31, 2023:	$8,063	$970,879	$49,165	$8,523

Investment Income:
Reinvested Dividends	40	7,027	192	51
Investment Expense:
Mortality and Expense Risk and Administrative Charges	134	13,890	811	130

Net Investment Income (Loss)	(94)	(6,863)	(619)	(79)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	703	50,434	5,523	-
Realized Gain (Loss) on Investments	46	37,723	1,308	357

Net Realized Capital Gains (Losses) on Investments	749	88,157	6,831	357
Net Change in Unrealized Appreciation (Depreciation)	1,610	37,603	6,369	657

Net Gain (Loss) on Investment	2,359	125,760	13,200	1,014

Net Increase (Decrease) in Net Assets Resulting from Operations	2,265	118,897	12,581	935

Increase (Decrease) in Net Assets from Contract Transactions	(76)	(244,198)	(3,005)	(883)

Total Increase (Decrease) in Net Assets	2,189	(125,301)	9,576	52

Net Assets as of December 31, 2024:	$10,252	$845,578	$58,741	$8,575

See Accompanying Notes. (1) See Footnote 1	25

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Lord Abbett Affiliated Class A Shares Subaccount	Lord Abbett Bond-Debenture Class A Shares Subaccount	Lord Abbett Mid Cap Stock Class A Shares Subaccount	Macquarie Mid Cap Growth Class A Shares Subaccount(1)

Net Assets as of December 31, 2022:	$28,765	$309,618	$534,502	$-

Investment Income:
Reinvested Dividends	526	15,366	2,505	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	424	4,209	6,882	-

Net Investment Income (Loss)	102	11,157	(4,377)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	3,632	-
Realized Gain (Loss) on Investments	(84)	(5,327)	38,167	-

Net Realized Capital Gains (Losses) on Investments	(84)	(5,327)	41,799	-
Net Change in Unrealized Appreciation (Depreciation)	2,400	8,479	27,642	-

Net Gain (Loss) on Investment	2,316	3,152	69,441	-

Net Increase (Decrease) in Net Assets Resulting from Operations	2,418	14,309	65,064	-

Increase (Decrease) in Net Assets from Contract Transactions	(488)	(46,363)	(127,767)	-

Total Increase (Decrease) in Net Assets	1,930	(32,054)	(62,703)	-

Net Assets as of December 31, 2023:	$30,695	$277,564	$471,799	$-

Investment Income:
Reinvested Dividends	227	15,054	2,579	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	276	3,699	6,556	539

Net Investment Income (Loss)	(49)	11,355	(3,977)	(539)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	348	-	38,792	4,621
Realized Gain (Loss) on Investments	3,854	(1,853)	18,729	26

Net Realized Capital Gains (Losses) on Investments	4,202	(1,853)	57,521	4,647
Net Change in Unrealized Appreciation (Depreciation)	(1,174)	3,443	8,480	(4,068)

Net Gain (Loss) on Investment	3,028	1,590	66,001	579

Net Increase (Decrease) in Net Assets Resulting from Operations	2,979	12,945	62,024	40

Increase (Decrease) in Net Assets from Contract Transactions	(25,696)	(50,001)	(68,831)	64,422

Total Increase (Decrease) in Net Assets	(22,717)	(37,056)	(6,807)	64,462

Net Assets as of December 31, 2024:	$7,978	$240,508	$464,992	$64,462

See Accompanying Notes. (1) See Footnote 1	26

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	MFS® Growth Class A Shares Subaccount	MFS® Mid Cap Growth Class A Shares Subaccount	MFS® Research International Class A Shares Subaccount	PIMCO CommodityRealReturn Strategy Class A Shares Subaccount

Net Assets as of December 31, 2022:	$631,380	$578,736	$430,268	$224,613

Investment Income:
Reinvested Dividends	-	-	6,759	9,784
Investment Expense:
Mortality and Expense Risk and Administrative Charges	8,710	7,802	5,833	3,301

Net Investment Income (Loss)	(8,710)	(7,802)	926	6,483

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	35,452	-	-	-
Realized Gain (Loss) on Investments	73,229	33,440	5,726	(20,534)

Net Realized Capital Gains (Losses) on Investments	108,681	33,440	5,726	(20,534)
Net Change in Unrealized Appreciation (Depreciation)	97,948	81,946	42,552	(6,727)

Net Gain (Loss) on Investment	206,629	115,386	48,278	(27,261)

Net Increase (Decrease) in Net Assets Resulting from Operations	197,919	107,584	49,204	(20,778)

Increase (Decrease) in Net Assets from Contract Transactions	(145,724)	(64,508)	(20,488)	5,233

Total Increase (Decrease) in Net Assets	52,195	43,076	28,716	(15,545)

Net Assets as of December 31, 2023:	$683,575	$621,812	$458,984	$209,068

Investment Income:
Reinvested Dividends	-	-	7,935	5,542
Investment Expense:
Mortality and Expense Risk and Administrative Charges	9,530	8,523	6,159	3,023

Net Investment Income (Loss)	(9,530)	(8,523)	1,776	2,519

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	92,984	47,996	-	-
Realized Gain (Loss) on Investments	117,700	44,348	9,795	(55,419)

Net Realized Capital Gains (Losses) on Investments	210,684	92,344	9,795	(55,419)
Net Change in Unrealized Appreciation (Depreciation)	(9,879)	(4,266)	(3,362)	57,626

Net Gain (Loss) on Investment	200,805	88,078	6,433	2,207

Net Increase (Decrease) in Net Assets Resulting from Operations	191,275	79,555	8,209	4,726

Increase (Decrease) in Net Assets from Contract Transactions	(165,231)	(57,458)	(14,068)	(31,110)

Total Increase (Decrease) in Net Assets	26,044	22,097	(5,859)	(26,384)

Net Assets as of December 31, 2024:	$709,619	$643,909	$453,125	$182,684

See Accompanying Notes. (1) See Footnote 1	27

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	PIMCO Low Duration Class A Shares Subaccount	PIMCO Real Return Class A Shares Subaccount	PIMCO Total Return Class A Shares Subaccount	Pioneer Class A Shares Subaccount

Net Assets as of December 31, 2022:	$936,779	$634,064	$2,341,981	$16,517

Investment Income:
Reinvested Dividends	35,346	18,054	79,144	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	13,972	9,507	31,392	53

Net Investment Income (Loss)	21,374	8,547	47,752	(53)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(2,514)	(5,613)	(31,483)	(968)

Net Realized Capital Gains (Losses) on Investments	(2,514)	(5,613)	(31,483)	(968)
Net Change in Unrealized Appreciation (Depreciation)	11,958	7,797	78,937	681

Net Gain (Loss) on Investment	9,444	2,184	47,454	(287)

Net Increase (Decrease) in Net Assets Resulting from Operations	30,818	10,731	95,206	(340)

Increase (Decrease) in Net Assets from Contract Transactions	(61,348)	(16,320)	(192,074)	(16,177)

Total Increase (Decrease) in Net Assets	(30,530)	(5,589)	(96,868)	(16,517)

Net Assets as of December 31, 2023:	$906,249	$628,475	$2,245,113	$-

Investment Income:
Reinvested Dividends	36,577	17,687	92,139	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	14,225	9,666	30,965	-

Net Investment Income (Loss)	22,352	8,021	61,174	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(479)	(7,060)	(35,462)	-

Net Realized Capital Gains (Losses) on Investments	(479)	(7,060)	(35,462)	-
Net Change in Unrealized Appreciation (Depreciation)	5,541	4,103	(6,223)	-

Net Gain (Loss) on Investment	5,062	(2,957)	(41,685)	-

Net Increase (Decrease) in Net Assets Resulting from Operations	27,414	5,064	19,489	-

Increase (Decrease) in Net Assets from Contract Transactions	(28,015)	(34,313)	(156,090)	-

Total Increase (Decrease) in Net Assets	(601)	(29,249)	(136,601)	-

Net Assets as of December 31, 2024:	$905,648	$599,226	$2,108,512	$-

See Accompanying Notes. (1) See Footnote 1	28

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Pioneer High Yield Class A Shares Subaccount	Pioneer Select Mid Cap Growth Class A Shares Subaccount	Putnam International Equity Class A Shares Subaccount	Putnam Large Cap Growth Class A Shares Subaccount

Net Assets as of December 31, 2022:	$5,770	$-	$641,866	$16,165

Investment Income:
Reinvested Dividends	319	-	12,720	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	85	-	8,686	254

Net Investment Income (Loss)	234	-	4,034	(254)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	108
Realized Gain (Loss) on Investments	(28)	-	7,424	677

Net Realized Capital Gains (Losses) on Investments	(28)	-	7,424	785
Net Change in Unrealized Appreciation (Depreciation)	277	-	93,803	6,259

Net Gain (Loss) on Investment	249	-	101,227	7,044

Net Increase (Decrease) in Net Assets Resulting from Operations	483	-	105,261	6,790

Increase (Decrease) in Net Assets from Contract Transactions	(275)	-	(56,788)	(1,042)

Total Increase (Decrease) in Net Assets	208	-	48,473	5,748

Net Assets as of December 31, 2023:	$5,978	$-	$690,339	$21,913

Investment Income:
Reinvested Dividends	350	-	7,159	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	87	-	9,282	333

Net Investment Income (Loss)	263	-	(2,123)	(333)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	26,608	1,209
Realized Gain (Loss) on Investments	19	-	10,173	1,063

Net Realized Capital Gains (Losses) on Investments	19	-	36,781	2,272
Net Change in Unrealized Appreciation (Depreciation)	112	-	(17,805)	4,947

Net Gain (Loss) on Investment	131	-	18,976	7,219

Net Increase (Decrease) in Net Assets Resulting from Operations	394	-	16,853	6,886

Increase (Decrease) in Net Assets from Contract Transactions	(502)	-	(13,936)	(1,295)

Total Increase (Decrease) in Net Assets	(108)	-	2,917	5,591

Net Assets as of December 31, 2024:	$5,870	$-	$693,256	$27,504

See Accompanying Notes. (1) See Footnote 1	29

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Putnam Large Cap Value Class A Shares Subaccount	TA Aegon Sustainable Equity Income Service Class Subaccount	TA Asset Allocation - Conservative Class A Shares Subaccount	TA Asset Allocation - Moderate Class A Shares Subaccount

Net Assets as of December 31, 2022:	$55,923	$186,458	$-	$-

Investment Income:
Reinvested Dividends	865	3,521	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	754	2,409	-	-

Net Investment Income (Loss)	111	1,112	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,281	-	-	-
Realized Gain (Loss) on Investments	351	(1,594)	-	-

Net Realized Capital Gains (Losses) on Investments	2,632	(1,594)	-	-
Net Change in Unrealized Appreciation (Depreciation)	4,988	8,934	-	-

Net Gain (Loss) on Investment	7,620	7,340	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	7,731	8,452	-	-

Increase (Decrease) in Net Assets from Contract Transactions	(675)	(2,840)	-	-

Total Increase (Decrease) in Net Assets	7,056	5,612	-	-

Net Assets as of December 31, 2023:	$62,979	$192,070	$-	$-

Investment Income:
Reinvested Dividends	735	3,422	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	863	2,577	-	-

Net Investment Income (Loss)	(128)	845	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,524	-	-	-
Realized Gain (Loss) on Investments	3,157	2,158	-	-

Net Realized Capital Gains (Losses) on Investments	6,681	2,158	-	-
Net Change in Unrealized Appreciation (Depreciation)	3,955	24,180	-	-

Net Gain (Loss) on Investment	10,636	26,338	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	10,508	27,183	-	-

Increase (Decrease) in Net Assets from Contract Transactions	(8,209)	(27,129)	-	-

Total Increase (Decrease) in Net Assets	2,299	54	-	-

Net Assets as of December 31, 2024:	$65,278	$192,124	$-	$-

See Accompanying Notes. (1) See Footnote 1	30

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA Asset Allocation - Moderate Growth Class A Shares Subaccount	TA BlackRock Government Money Market Initial Class Subaccount	TA Bond Class A Shares Subaccount	TA International Focus Initial Class Subaccount

Net Assets as of December 31, 2022:	$-	$486,918	$-	$3,346,220

Investment Income:
Reinvested Dividends	-	23,141	-	67,800
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	6,341	-	49,528

Net Investment Income (Loss)	-	16,800	-	18,272

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	(8,951)

Net Realized Capital Gains (Losses) on Investments	-	-	-	(8,951)
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	344,554

Net Gain (Loss) on Investment	-	-	-	335,603

Net Increase (Decrease) in Net Assets Resulting from Operations	-	16,800	-	353,875

Increase (Decrease) in Net Assets from Contract Transactions	-	(19,506)	-	(238,822)

Total Increase (Decrease) in Net Assets	-	(2,706)	-	115,053

Net Assets as of December 31, 2023:	$-	$484,212	$-	$3,461,273

Investment Income:
Reinvested Dividends	1,531	22,122	-	72,863
Investment Expense:
Mortality and Expense Risk and Administrative Charges	307	5,831	-	48,003

Net Investment Income (Loss)	1,224	16,291	-	24,860

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,428	-	-	100,337
Realized Gain (Loss) on Investments	(4)	-	-	58,250

Net Realized Capital Gains (Losses) on Investments	3,424	-	-	158,587
Net Change in Unrealized Appreciation (Depreciation)	(5,678)	-	-	(240,531)

Net Gain (Loss) on Investment	(2,254)	-	-	(81,944)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,030)	16,291	-	(57,084)

Increase (Decrease) in Net Assets from Contract Transactions	83,012	(340,750)	-	(371,572)

Total Increase (Decrease) in Net Assets	81,982	(324,459)	-	(428,656)

Net Assets as of December 31, 2024:	$81,982	$159,753	$-	$3,032,617

See Accompanying Notes. (1) See Footnote 1	31

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA Multi-Managed Balanced Class A Shares Subaccount	TA Small/Mid Cap Value Class A Shares Subaccount	TA Sustainable Equity Income Class A Shares Subaccount	TA T. Rowe Price Small Cap Service Class Subaccount

Net Assets as of December 31, 2022:	$-	$970,064	$2,021,018	$68,381

Investment Income:
Reinvested Dividends	-	8,549	34,382	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	14,672	29,120	1,008

Net Investment Income (Loss)	-	(6,123)	5,262	(1,008)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	38,124	-	3,218
Realized Gain (Loss) on Investments	-	(3,837)	(23,335)	(6,251)

Net Realized Capital Gains (Losses) on Investments	-	34,287	(23,335)	(3,033)
Net Change in Unrealized Appreciation (Depreciation)	-	68,541	110,629	15,696

Net Gain (Loss) on Investment	-	102,828	87,294	12,663

Net Increase (Decrease) in Net Assets Resulting from Operations	-	96,705	92,556	11,655

Increase (Decrease) in Net Assets from Contract Transactions	-	(55,007)	51,411	(13,825)

Total Increase (Decrease) in Net Assets	-	41,698	143,967	(2,170)

Net Assets as of December 31, 2023:	$-	$1,011,762	$2,164,985	$66,211

Investment Income:
Reinvested Dividends	-	6,828	26,767	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	14,172	29,608	918

Net Investment Income (Loss)	-	(7,344)	(2,841)	(918)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	91,567	129,605	2,366
Realized Gain (Loss) on Investments	-	16,569	87,089	(4,294)

Net Realized Capital Gains (Losses) on Investments	-	108,136	216,694	(1,928)
Net Change in Unrealized Appreciation (Depreciation)	-	(34,102)	77,986	9,486

Net Gain (Loss) on Investment	-	74,034	294,680	7,558

Net Increase (Decrease) in Net Assets Resulting from Operations	-	66,690	291,839	6,640

Increase (Decrease) in Net Assets from Contract Transactions	-	(207,446)	(545,416)	(19,737)

Total Increase (Decrease) in Net Assets	-	(140,756)	(253,577)	(13,097)

Net Assets as of December 31, 2024:	$-	$871,006	$1,911,408	$53,114

See Accompanying Notes. (1) See Footnote 1	32

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA TSW International Equity Service Class Subaccount	TA TSW Mid Cap Value Opportunities Service Class Subaccount	TA US Growth Class A Shares Subaccount	TA WMC US Growth Service Class Subaccount

Net Assets as of December 31, 2022:	$24,397	$118,655	$1,099,334	$-

Investment Income:
Reinvested Dividends	212	1,499	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	390	1,546	17,448	-

Net Investment Income (Loss)	(178)	(47)	(17,448)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	11,303	42,898	-
Realized Gain (Loss) on Investments	61	(328)	40,913	-

Net Realized Capital Gains (Losses) on Investments	61	10,975	83,811	-
Net Change in Unrealized Appreciation (Depreciation)	3,344	(167)	325,543	-

Net Gain (Loss) on Investment	3,405	10,808	409,354	-

Net Increase (Decrease) in Net Assets Resulting from Operations	3,227	10,761	391,906	-

Increase (Decrease) in Net Assets from Contract Transactions	(1,223)	(1,863)	(278,731)	-

Total Increase (Decrease) in Net Assets	2,004	8,898	113,175	-

Net Assets as of December 31, 2023:	$26,401	$127,553	$1,212,509	$-

Investment Income:
Reinvested Dividends	735	1,490	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	416	1,474	17,502	-

Net Investment Income (Loss)	319	16	(17,502)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	19,967	161,615	-
Realized Gain (Loss) on Investments	160	(12,839)	166,164	-

Net Realized Capital Gains (Losses) on Investments	160	7,128	327,779	-
Net Change in Unrealized Appreciation (Depreciation)	(61)	2,111	(32,166)	-

Net Gain (Loss) on Investment	99	9,239	295,613	-

Net Increase (Decrease) in Net Assets Resulting from Operations	418	9,255	278,111	-

Increase (Decrease) in Net Assets from Contract Transactions	(971)	(79,305)	(431,575)	-

Total Increase (Decrease) in Net Assets	(553)	(70,050)	(153,464)	-

Net Assets as of December 31, 2024:	$25,848	$57,503	$1,059,045	$-

See Accompanying Notes. (1) See Footnote 1	33

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Virtus AllianzGI Dividend Value Class A Shares Subaccount	Virtus AllianzGI Small-Cap Value Class A Shares Subaccount

Net Assets as of December 31, 2022:	$135,050	$192,370

Investment Income:
Reinvested Dividends	5,036	4,584
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,151	2,726

Net Investment Income (Loss)	2,885	1,858

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	13,881	17,926
Realized Gain (Loss) on Investments	(1,101)	(5,786)

Net Realized Capital Gains (Losses) on Investments	12,780	12,140
Net Change in Unrealized Appreciation (Depreciation)	7,017	24,805

Net Gain (Loss) on Investment	19,797	36,945

Net Increase (Decrease) in Net Assets Resulting from Operations	22,682	38,803

Increase (Decrease) in Net Assets from Contract Transactions	(6,168)	(14,171)

Total Increase (Decrease) in Net Assets	16,514	24,632

Net Assets as of December 31, 2023:	$151,564	$217,002

Investment Income:
Reinvested Dividends	1,940	2,618
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,292	2,838

Net Investment Income (Loss)	(352)	(220)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,184	6,490
Realized Gain (Loss) on Investments	(1,503)	(7,241)

Net Realized Capital Gains (Losses) on Investments	681	(751)
Net Change in Unrealized Appreciation (Depreciation)	6,378	9,263

Net Gain (Loss) on Investment	7,059	8,512

Net Increase (Decrease) in Net Assets Resulting from Operations	6,707	8,292

Increase (Decrease) in Net Assets from Contract Transactions	(35,580)	(18,214)

Total Increase (Decrease) in Net Assets	(28,873)	(9,922)

Net Assets as of December 31, 2024:	$122,691	$207,080

See Accompanying Notes. (1) See Footnote 1	34

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2024

1. Organization

ML of New York Variable Annuity Separate Account D (the Separate Account) is a segregated investment account of Transamerica Financial Life Insurance Company (TFLIC), an indirect wholly owned subsidiary of Aegon Ltd., a holding company organized under the laws of Bermuda.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TFLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TFLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Merrill Lynch Investor Choice Annuity® NY and Merrill Lynch IRA Annuity® NY.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund

The AB Trust	The AB Trust
AB Discovery Value Class A Shares	AB Discovery Value Portfolio Class A Shares
AB International Value Class A Shares	AB International Value Portfolio Class A Shares
AB Large Cap Growth Class A Shares	AB Large Cap Growth Portfolio Class A Shares
AB Large Cap Value Class A Shares	AB Large Cap Value Fnd Class A Shares
AB Relative Value Class A Shares	AB Relative Value Portfolio Class A Shares
American Funds	American Funds
American Funds - EuroPacific Growth Fund® Class F -1 Shares	American Funds - EuroPacific Growth Fund® Class F -1 Shares
American Funds - Growth Fund of America® Class F -1 Shares	American Funds - Growth Fund of America® Fund Class F -1 Shares
American Funds - Income Fund of America® Class F -1 Shares	American Funds - Income Fund of America® Fund Class F -1 Shares
American Funds - Investment Company of America® Class F -1 Shares	American Funds - Investment Company of America® Fund Class F -1 Shares
American Funds - The Bond Fund of America® Class A Shares	American Funds - The Bond Fund of America Fund® Class A Shares
American Funds - The Bond Fund of America® Class F -1 Shares	American Funds - The Bond Fund of America Fund® Class F -1 Shares
American Funds - The Growth Fund of America® Class A Shares	American Funds - The Growth Fund of America® Fund Class A Shares
American Funds - The Income Fund of America® Class A Shares	American Funds - The Income Fund of America® Fund Class A Shares
American Funds - The Investment Company of America® Class A Shares	American Funds - The Investment Company of America® Fund Class A Shares
The Managers Fund	The Managers Fund
AMG Renaissance Large Cap Growth Class N Shares	AMG Renaissance Large Cap Growth Fund Class N Shares
BlackRock Series, Inc.	BlackRock Funds, Inc.
BlackRock Advantage Global Investor A Shares	BlackRock Advantage Global Fund Investor A Shares
BlackRock Advantage International Investor A Shares	BlackRock Advantage International Fund Investor A Shares
BlackRock Advantage Large Cap Core Investor A Shares	BlackRock Advantage Large Cap Core Fund Investor A Shares
BlackRock Advantage Large Cap Value Investor A Shares	BlackRock Advantage Large Cap Value Fund Investor A Shares
BlackRock Advantage SMID Investor A Shares	BlackRock Advantage SMID Fund Investor A Shares
BlackRock Capital Appreciation Investor A Shares	BlackRock Capital Appreciation Fund Investor A Shares
BlackRock Global Allocation Investor A Shares	BlackRock Global Allocation Fund Investor A Shares
BlackRock High Yield Investor A Shares	BlackRock High Yield Fund Investor A Shares
BlackRock Impact Mortgage Investor A Shares	BlackRock Impact Mortgage Investor A Shares
BlackRock International Investor A Shares	BlackRock International Fund Investor A Shares
BlackRock iShares MSCI EAFE International Index Investor A Shares	BlackRock iShares MSCI EAFE International Index Fund Investor A Shares
BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares	BlackRock iShares Russell 2000 Small-Cap Index Fund Investor A Shares

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2024

1. Organization (continued)

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund

BlackRock Funds, Inc.	BlackRock Funds, Inc.
BlackRock iShares S&P 500 Index Investor A Shares	BlackRock iShares S&P 500 Index Investor Fund A Shares
BlackRock Large Cap Focus Growth Investor A Shares	BlackRock Large Cap Focus Growth Fund Investor A Shares
BlackRock Large Cap Focus Value Investor A Shares	BlackRock Large Cap Focus Value Fund Investor A Shares
BlackRock Low Duration Bond Investor A Shares	BlackRock Low Duration Bond Fund Investor A Shares
BlackRock Total Return Investor A Shares	BlackRock Total Return Fund Investor A Shares
BNY Mellon Funds	BNY Mellon Funds
BNY Mellon Appreciation Investor Shares	BNY Mellon Appreciation Fund Investor Shares
Cohen & Steers Capital Management, Inc.	Cohen & Steers Capital Management, Inc.
Cohen & Steers Real Estate Securities Class A Shares	Cohen & Steers Real Estate Securities Fund Class A Shares
Columbia Funds Series Trust	Columbia Funds Series Trust
Columbia Large Cap Growth Opportunity Class A Shares	Columbia Large Cap Growth Opportunity Fund Class A Shares
Columbia Select Mid Cap Growth Class A Shares	Columbia Select Mid Cap Growth Fund Class A Shares
Columbia Select Small Cap Value Class A Shares	Columbia Select Small Cap Value Class Fund A Shares
Davis New York Venture Fund, Inc.	Davis New York Venture Fund, Inc.
Davis New York Venture Class A Shares	Davis New York Venture Fund Class A Shares
Eaton Vance Mutual Funds Trust	Eaton Vance Mutual Funds Trust
Eaton Vance Floating-Rate Class A Shares	Eaton Vance Floating-Rate Fund Class A Shares
Eaton Vance Special Investment Trust	Eaton Vance Special Investment Trust
Eaton Vance Large-Cap Value Class A Shares	Eaton Vance Large-Cap Value Fund Class A Shares
Federated Equity Funds	Federated Equity Funds
Federated Hermes Equity Income Class A Shares	Federated Hermes Equity Income Fund Class A Shares
Federated Hermes Kaufmann Class A Shares	Federated Hermes Kaufmann Fund Class A Shares
Fidelity Advisor Series	Fidelity Advisor Series
Fidelity Advisor® Equity Growth Class A Shares	Fidelity Advisor® Equity Growth Fund Class A Shares
Fidelity Advisor® Overseas Class A Shares	Fidelity Advisor® Overseas Fund Class A Shares
Fidelity Advisor® Stock Selector Mid Cap Class A Shares	Fidelity Advisor® Stock Selector Mid Cap Fund Class A Shares
Templeton Growth Funds, Inc.	Templeton Growth Funds, Inc.
Franklin Templeton Growth Class A Shares	Franklin Templeton Growth Fund Class A Shares
AIM Series Trust (Invesco Series Trust)	AIM Series Trust (Invesco Series Trust)
Invesco American Franchise Fund Class A Shares	Invesco American Franchise Fund Class A Shares
Invesco Charter Class A Shares	Invesco Charter Fund Class A Shares
Invesco Comstock Class A Shares	Invesco Comstock Fund Class A Shares
Invesco Discovery Large Cap Class A Shares	Invesco Discovery Large Cap Fund Class A Shares
Invesco Discovery Mid Cap Growth Class A Shares	Invesco Discovery Mid Cap Growth Class A Shares
Invesco Equity and Income Class A Shares	Invesco Equity and Income Fund Class A Shares
Invesco Fundamental Alternatives Class A Shares	Invesco Fundamental Alternatives Fund Class A Shares
Invesco Global Class A Shares	Invesco Global Fund Class A Shares
Invesco Main Street Class A Shares	Invesco Main Street Fund Class A Shares
Invesco Main Street Mid Cap Class A Shares	Invesco Main Street Mid Cap Fund Class A Shares
Invesco Value Opportunities Class A Shares	Invesco Value Opportunities Fund Class A Shares
Janus Advisor Series	Janus Advisor Series
Janus Henderson Enterprise Class A Shares	Janus Henderson Enterprise Portfolio Class A Shares
Janus Henderson Forty Class A Shares	Janus Henderson Forty Portfolio Class A Shares
JPMorgan Trust II	JPMorgan Trust II
JPMorgan Small Cap Growth Class A Shares	JPMorgan Small Cap Growth Fund Class A Shares

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2024

1. Organization (continued)

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
Lord Abbett Funds, Inc.	Lord Abbett Funds, Inc.
Lord Abbett Affiliated Class A Shares	Lord Abbett Affiliated Class A Shares
Lord Abbett Bond-Debenture Class A Shares	Lord Abbett Bond-Debenture Class A Shares
Lord Abbett Mid Cap Stock Class A Shares	Lord Abbett Mid Cap Stock Class A Shares
Macquarie Funds	Macquarie Funds
Macquarie Mid Cap Growth Class A Shares	Macquarie Mid Cap Growth Fund Class A Shares
MFS Series Trust	MFS Series Trust
MFS® Growth Class A Shares	MFS® Growth Fund Class A Shares
MFS® Mid Cap Growth Class A Shares	MFS® Mid Cap Growth Fund Class A Shares
MFS® Research International Class A Shares	MFS® Research International Fund Class A Shares
PIMCO Funds	PIMCO Funds
PIMCO CommodityRealReturn Strategy Class A Shares	PIMCO CommodityRealReturn Strategy Fund Class A Shares
PIMCO Low Duration Class A Shares	PIMCO Low Duration Fund Class A Shares
PIMCO Real Return Class A Shares	PIMCO Real Return Fund Class A Shares
PIMCO Total Return Class A Shares	PIMCO Total Return Fund Class A Shares
Pioneer Funds	Pioneer Funds
Pioneer Class A Shares	Pioneer Class A Shares
Pioneer High Yield Class A Shares	Pioneer High Yield Class A Shares
Pioneer Select Mid Cap Growth Class A Shares	Pioneer Select Mid Cap Growth Class A Shares
Putnam Funds	Putnam Funds
Putnam International Equity Class A Shares	Putnam International Equity Class A Shares
Putnam Large Cap Growth Class A Shares	Putnam Large Cap Growth Class A Shares
Putnam Large Cap Value Class A Shares	Putnam Large Cap Value Class A Shares
Transamerica Funds	Transamerica Funds
TA Aegon Sustainable Equity Income Service Class	Transamerica Aegon Sustainable Equity Income VP Service Class
TA Asset Allocation - Conservative Class A Shares	Transamerica Asset Allocation - Conservative Class A Shares
TA Asset Allocation - Moderate Class A Shares	Transamerica Asset Allocation - Moderate Class A Shares
TA Asset Allocation - Moderate Growth Class A Shares	Transamerica Asset Allocation - Moderate Growth Class A Shares
TA BlackRock Government Money Market Initial Class	Transamerica BlackRock Government Money Market VP Initial Class
TA Bond Class A Shares	Transamerica Bond Class A Shares
TA International Focus Initial Class	Transamerica International Focus VP Initial Class
TA Multi-Managed Balanced Class A Shares	Transamerica Multi-Managed Balanced Class A Shares
TA Small/Mid Cap Value Class A Shares	Transamerica Small/Mid Cap Value Class A Shares
TA Sustainable Equity Income Class A Shares	Transamerica Sustainable Equity Income VP Class A Shares
TA T. Rowe Price Small Cap Service Class	Transamerica T. Rowe Price Small Cap VP Service Class
TA TSW International Equity Service Class	Transamerica TSW International Equity VP Service Class
TA TSW Mid Cap Value Opportunities Service Class	Transamerica TSW Mid Cap Value Opportunities VP Service Class
TA US Growth Class A Shares	Transamerica US Growth Class A Shares
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class
Virtus Funds	Virtus Funds
Virtus AllianzGI Dividend Value Class A Shares	AllianzGI Dividend Value Fund Class A Shares
Virtus AllianzGI Small-Cap Value Class A Shares	AllianzGI Small-Cap Value Fund Class A Shares

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2024

1. Organization (continued)

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
Macquarie Mid Cap Growth Class A Shares	June 7, 2024
Invesco Discovery Mid Cap Growth Class A Shares	April 17, 2020

The following subaccount name changes were made effective during the fiscal year ended December 31, 2024:

Subaccount	Formerly
AB Large Cap Value Class A Shares	AB Value Class A Shares
BlackRock High Yield Investor A Shares	BlackRock High Yield Bond Investor A Shares
Invesco Discovery Large Cap Class A Shares	Invesco Capital Appreciation Class A Shares
Macquarie Mid Cap Growth Class A Shares	Delaware Ivy Mid Cap Growth Equity Class A Shares
TA TSW International Equity Service Class	TA TS&W International Equity Service Class
TA TSW Mid Cap Value Opportunities Service Class	TA JPMorgan Mid Cap Value Service Class

During the current year the following subaccounts were liquidated and subsequently reinvested:

Reinvested Subaccount	Liquidated Subaccount
Delaware Ivy Mid Cap Growth Equity Class A Shares	Delaware Mid Cap Growth Equity Class A Shares

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2024

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2024.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the exdividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2024.

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2024

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2024 were as follows:

Subaccount	Purchases	Sales

AB Discovery Value Class A Shares	$10,739	$20,294

AB International Value Class A Shares	4,528	4,670

AB Large Cap Growth Class A Shares	24,122	6,447

AB Large Cap Value Class A Shares	-	-

AB Relative Value Class A Shares	27,949	23,333

American Funds - EuroPacific Growth Fund® Class F -1 Shares	7,016	5,575

American Funds - Growth Fund of America® Class F -1 Shares	62,330	34,586

American Funds - Income Fund of America® Class F -1 Shares	6,967	6,736

American Funds - Investment Company of America® Class F -1 Shares	9,486	6,628

American Funds - The Bond Fund of America® Class A Shares	8,186	13,016

American Funds - The Bond Fund of America® Class F -1 Shares	1,841	1,063

American Funds - The Growth Fund of America® Class A Shares	204,144	400,846

American Funds - Income Fund of America® Class A Shares	47,725	113,781

American Funds - The Investment Company of America® Class A Shares	135,520	312,880

AMG Renaissance Large Cap Growth Class N Shares	101	12,036

BlackRock Advantage Global Investor A Shares	1	23,232

BlackRock Advantage International Investor A Shares	-	-

BlackRock Advantage Large Cap Core Investor A Shares	5,690	50,726

BlackRock Advantage Large Cap Value Investor A Shares	24,075	5,391

BlackRock Advantage SMID Investor A Shares	7,408	219,096

BlackRock Capital Appreciation Investor A Shares	300,584	631,318

BlackRock Global Allocation Investor A Shares	230,337	266,608

BlackRock High Yield Investor A Shares	50,331	66,756

BlackRock Impact Mortgage Investor A Shares	70,654	50,382

BlackRock International Investor A Shares	1,599	1,555

BlackRock iShares MSCI EAFE International Index Investor A Shares	-	-

BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares	-	-

BlackRock iShares S&P 500 Index Investor A Shares	145,370	186,539

BlackRock Large Cap Focus Growth Investor A Shares	2,988	37,155

BlackRock Large Cap Focus Value Investor A Shares	166,738	332,415

BlackRock Low Duration Bond Investor A Shares	-	-

BlackRock Total Return Investor A Shares	248,098	244,842

BNY Mellon Appreciation Investor Shares	62,432	92,604

Cohen & Steers Real Estate Securities Class A Shares	-	-

Columbia Large Cap Growth Opportunity Class A Shares	321	1,768

Columbia Select Mid Cap Growth Class A Shares	-	—

Columbia Select Small Cap Value Class A Shares	115,981	196,285

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2024

3. Investments (continued)

Subaccount	Purchases	Sales

Davis New York Venture Class A Shares	$162,442	$64,532

Eaton Vance Floating-Rate Class A Shares	568	50

Eaton Vance Large-Cap Value Class A Shares	3,965	8,213

Federated Hermes Equity Income Class A Shares	6,804	1,796

Federated Hermes Kaufmann Class A Shares	14,888	15,218

Fidelity Advisor® Equity Growth Class A Shares	19,867	22,436

Fidelity Advisor® Overseas Class A Shares	1	-

Fidelity Advisor® Stock Selector Mid Cap Class A Shares	-	-

Franklin Templeton Growth Class A Shares	489	7,781

Invesco American Franchise Fund Class A Shares	917	387

Invesco Charter Class A Shares	1,257	1,044

Invesco Comstock Class A Shares	164,282	280,454

Invesco Discovery Large Cap Class A Shares	520	42,195

Invesco Discovery Mid Cap Growth Class A Shares	9,949	17,466

Invesco Equity and Income Class A Shares	5,886	4,411

Invesco Fundamental Alternatives Class A Shares	580	478

Invesco Global Class A Shares	2,403	1,315

Invesco Main Street Class A Shares	13,395	9,774

Invesco Main Street Mid Cap Class A Shares	6,687	5,936

Invesco Value Opportunities Class A Shares	743	211

Janus Henderson Enterprise Class A Shares	137,874	338,502

Janus Henderson Forty Class A Shares	5,715	3,816

JPMorgan Small Cap Growth Class A Shares	568	1,530

Lord Abbett Affiliated Class A Shares	576	25,972

Lord Abbett Bond-Debenture Class A Shares	16,405	55,019

Lord Abbett Mid Cap Stock Class A Shares	44,264	78,280

Macquarie Mid Cap Growth Class A Shares	71,026	2,522

MFS® Growth Class A Shares	118,189	199,966

MFS® Mid Cap Growth Class A Shares	66,892	84,911

MFS® Research International Class A Shares	24,977	37,268

PIMCO CommodityRealReturn Strategy Class A Shares	61,696	90,287

PIMCO Low Duration Class A Shares	149,930	155,557

PIMCO Real Return Class A Shares	80,282	106,556

PIMCO Total Return Class A Shares	234,300	329,156

Pioneer Class A Shares	-	-

Pioneer High Yield Class A Shares	412	647

Pioneer Select Mid Cap Growth Class A Shares	-	-

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2024

3. Investments (continued)

Subaccount	Purchases	Sales

Putnam International Equity Class A Shares	$70,937	$60,388

Putnam Large Cap Growth Class A Shares	1,209	1,626

Putnam Large Cap Value Class A Shares	4,259	9,072

TA Aegon Sustainable Equity Income Service Class	3,422	29,707

TA Asset Allocation - Conservative Class A Shares	-	-

TA Asset Allocation - Moderate Class A Shares	-	-

TA Asset Allocation - Moderate Growth Class A Shares	90,332	2,668

TA BlackRock Government Money Market Initial Class	22,122	346,554

TA Bond Class A Shares	-	-

TA International Focus Initial Class	652,954	899,330

TA Multi-Managed Balanced Class A Shares	-	-

TA Small/Mid Cap Value Class A Shares	214,713	337,937

TA Sustainable Equity Income Class A Shares	276,004	694,656

TA T. Rowe Price Small Cap Service Class	2,366	20,656

TA TSW International Equity Service Class	735	1,388

TA TSW Mid Cap Value Opportunities Service Class	21,457	80,778

TA US Growth Class A Shares	244,472	531,935

TA WMC US Growth Service Class	-	-

Virtus AllianzGI Dividend Value Class A Shares	6,630	40,378

Virtus AllianzGI Small-Cap Value Class A Shares	9,108	21,053

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
AB Discovery Value Class A Shares	26	(489)	(463)	190	(673)	(483)
AB International Value Class A Shares	-	(483)	(483)	-	(1,230)	(1,230)
AB Large Cap Growth Class A Shares	-	(22)	(22)	-	(31)	(31)
AB Large Cap Value Class A Shares	-	-	-	-	-	-
AB Relative Value Class A Shares	51	(370)	(319)	186	(361)	(175)
American Funds -EuroPacific Growth Fund® Class F -1 Shares	-	(138)	(138)	791	(2,874)	(2,083)
American Funds -Growth Fund of America® Class F -1 Shares	-	(427)	(427)	783	(4,248)	(3,465)
American Funds -Income Fund of America® Class F -1 Shares	-	(183)	(183)	-	(2,808)	(2,808)
American Funds -Investment Company of America® Class F -1 Shares	-	(114)	(114)	-	(1,366)	(1,366)
American Funds -The Bond Fund of America® Class A Shares	-	(676)	(676)	-	(3,172)	(3,172)
American Funds -The Bond Fund of America® Class F -1 Shares	-	(27)	(27)	526	(5,823)	(5,297)
American Funds -The Growth Fund of America® Class A Shares	-	(4,345)	(4,345)	-	(4,193)	(4,193)
American Funds -The Income Fund of America® Class A Shares	-	(2,593)	(2,593)	-	(4,205)	(4,205)
American Funds -The Investment Company of America® Class A Shares	-	(4,512)	(4,512)	-	(2,556)	(2,556)
AMG Renaissance Large Cap Growth Class N Shares	5	(509)	(504)	-	(99)	(99)
BlackRock Advantage Global Investor A Shares	-	(594)	(594)	-	(4)	(4)
BlackRock Advantage International Investor A Shares	-	-	-	-	-	-
BlackRock Advantage Large Cap Core Investor A Shares	-	(1,096)	(1,096)	3	(1,503)	(1,500)
BlackRock Advantage Large Cap Value Investor A Shares	-	(76)	(76)	323	(1,605)	(1,282)
BlackRock Advantage SMID Investor A Shares	78	(3,909)	(3,831)	47	(433)	(386)
BlackRock Capital Appreciation Investor A Shares	1,536	(9,977)	(8,441)	575	(10,319)	(9,744)
BlackRock Global Allocation Investor A Shares	1,175	(7,619)	(6,444)	1,275	(8,284)	(7,009)
BlackRock High Yield Investor A Shares	1,294	(3,612)	(2,318)	1,291	(3,207)	(1,916)
BlackRock Impact Mortgage Investor A Shares	5,086	(4,379)	707	4,856	(9,998)	(5,142)
BlackRock International Investor A Shares	92	(82)	10	50	(1,614)	(1,564)
BlackRock iShares MSCI EAFE International Index Investor A Shares	-	-	-	-	(246)	(246)
BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares	-	-	-	-	-	-
BlackRock iShares S&P 500 Index Investor A Shares	3,458	(4,920)	(1,462)	7,909	(4,826)	3,083

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
BlackRock Large Cap Focus Growth Investor A Shares	-	(1,909)	(1,909)	186	(1,075)	(889)
BlackRock Large Cap Focus Value Investor A Shares	1,587	(8,233)	(6,646)	2,203	(3,732)	(1,529)
BlackRock Low Duration Bond Investor A Shares	-	-	-	-	-	-
BlackRock Total Return Investor A Shares	12,047	(16,190)	(4,143)	10,640	(18,667)	(8,027)
BNY Mellon Appreciation Investor Shares	469	(2,022)	(1,553)	717	(1,701)	(984)
Cohen & Steers Real Estate Securities Class A Shares	-	-	-	133	(398)	(265)
Columbia Large Cap Growth Opportunity Class A Shares	4	(61)	(57)	5	(83)	(78)
Columbia Select Mid Cap Growth Class A Shares	-	-	-	-	-	-
Columbia Select Small Cap Value Class A Shares	289	(3,366)	(3,077)	2,516	(778)	1,738
Davis New York Venture Class A Shares	25	(1,033)	(1,008)	667	(2,667)	(2,000)
Eaton Vance Floating-Rate Class A Shares	20	-	20	398	(404)	(6)
Eaton Vance Large-Cap Value Class A Shares	55	(287)	(232)	1,016	(1,087)	(71)
Federated Hermes Equity Income Class A Shares	2	(46)	(44)	9	(48)	(39)
Federated Hermes Kaufmann Class A Shares	-	(322)	(322)	136	(672)	(536)
Fidelity Advisor® Equity Growth Class A Shares	14	(225)	(211)	-	(770)	(770)
Fidelity Advisor® Overseas Class A Shares	-	-	-	-	-	-
Fidelity Advisor® Stock Selector Mid Cap Class A Shares	-	-	-	-	-	-
Franklin Templeton Growth Class A Shares	6	(299)	(293)	8	(75)	(67)
Invesco American Franchise Fund Class A Shares	-	(3)	(3)	-	(3)	(3)
Invesco Charter Class A Shares	-	(23)	(23)	-	(25)	(25)
Invesco Comstock Class A Shares	1,103	(6,377)	(5,274)	1,726	(4,127)	(2,401)
Invesco Discovery Large Cap Class A Shares	-	(946)	(946)	39	(4,363)	(4,324)
Invesco Discovery Mid Cap Growth Class A Shares	161	(943)	(782)	285	(174)	111
Invesco Equity and Income Class A Shares	-	(83)	(83)	59	(979)	(920)
Invesco Fundamental Alternatives Class A Shares	-	(7)	(7)	-	(8)	(8)
Invesco Global Class A Shares	-	(17)	(17)	-	(19)	(19)
Invesco Main Street Class A Shares	-	(126)	(126)	4	(128)	(124)
Invesco Main Street Mid Cap Class A Shares	-	(127)	(127)	138	(288)	(150)

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
Invesco Value Opportunities Class A Shares	-	(24)	(24)	-	(28)	(28)
Janus Henderson Enterprise Class A Shares	1,275	(5,141)	(3,866)	354	(2,198)	(1,844)
Janus Henderson Forty Class A Shares	-	(54)	(54)	1,110	(1,215)	(105)
JPMorgan Small Cap Growth Class A Shares	15	(39)	(24)	13	(46)	(33)
Lord Abbett Affiliated Class A Shares	-	(880)	(880)	272	(296)	(24)
Lord Abbett Bond-Debenture Class A Shares	56	(2,425)	(2,369)	114	(2,166)	(2,052)
Lord Abbett Mid Cap Stock Class A Shares	75	(2,162)	(2,087)	220	(4,004)	(3,784)
Macquarie Mid Cap Growth Class A Shares	6,710	(200)	6,510	-	-	-
MFS® Growth Class A Shares	435	(3,336)	(2,901)	15	(3,481)	(3,466)
MFS® Mid Cap Growth Class A Shares	328	(1,282)	(954)	124	(1,407)	(1,283)
MFS® Research International Class A Shares	520	(910)	(390)	155	(818)	(663)
PIMCO CommodityRealReturn Strategy Class A Shares	7,493	(11,672)	(4,179)	5,003	(4,318)	685
PIMCO Low Duration Class A Shares	10,070	(12,486)	(2,416)	5,739	(11,275)	(5,536)
PIMCO Real Return Class A Shares	4,598	(7,031)	(2,433)	3,489	(4,688)	(1,199)
PIMCO Total Return Class A Shares	9,358	(19,261)	(9,903)	9,675	(23,406)	(13,731)
Pioneer Class A Shares	-	-	-	1,063	(1,539)	(476)
Pioneer High Yield Class A Shares	3	(27)	(24)	65	(81)	(16)
Pioneer Select Mid Cap Growth Class A Shares	-	-	-	-	-	-
Putnam International Equity Class A Shares	1,348	(1,783)	(435)	146	(2,420)	(2,274)
Putnam Large Cap Growth Class A Shares	-	(35)	(35)	-	(38)	(38)
Putnam Large Cap Value Class A Shares	-	(400)	(400)	-	(39)	(39)
TA Aegon Sustainable Equity Income Service Class	-	(2,208)	(2,208)	-	(262)	(262)
TA Asset Allocation - Conservative Class A Shares	-	-	-	-	-	-
TA Asset Allocation - Moderate Class A Shares	-	-	-	-	-	-
TA Asset Allocation - Moderate Growth Class A Shares	5,599	(155)	5,444	-	-	-
TA BlackRock Government Money Market Initial Class	-	(32,612)	(32,612)	553	(2,511)	(1,958)
TA Bond Class A Shares	-	-	-	-	-	-
TA International Focus Initial Class	38,113	(66,837)	(28,724)	6,678	(27,099)	(20,421)

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA Multi-Managed Balanced Class A Shares	-	-	-	-	-	-
TA Small/Mid Cap Value Class A Shares	3,762	(10,444)	(6,682)	1,574	(3,561)	(1,987)
TA Sustainable Equity Income Class A Shares	7,355	(41,344)	(33,989)	15,221	(11,451)	3,770
TA T. Rowe Price Small Cap Service Class	-	(1,148)	(1,148)	57	(1,012)	(955)
TA TSW International Equity Service Class	-	(80)	(80)	-	(110)	(110)
TA TSW Mid Cap Value Opportunities Service Class	-	(5,141)	(5,141)	-	(136)	(136)
TA US Growth Class A Shares	1,837	(11,707)	(9,870)	651	(9,019)	(8,368)
TA WMC US Growth Service Class	-	-	-	-	-	-
Virtus AllianzGI Dividend Value Class A Shares	130	(1,818)	(1,688)	87	(440)	(353)
Virtus AllianzGI Small-Cap Value Class A Shares	-	(549)	(549)	-	(484)	(484)

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
AB Discovery Value Class A Shares	$982	$(18,928)	$(17,946)	$5,929	$(21,355)	$(15,426)
AB International Value Class A Shares	-	(3,850)	(3,850)	-	(8,416)	(8,416)
AB Large Cap Growth Class A Shares	-	(2,205)	(2,205)	-	(2,317)	(2,317)
AB Large Cap Value Class A Shares	-	-	-	-	-	-
AB Relative Value Class A Shares	2,720	(20,084)	(17,364)	8,478	(16,424)	(7,946)
American Funds -EuroPacific Growth Fund® Class F -1 Shares	-	(3,814)	(3,814)	18,149	(67,892)	(49,743)
American Funds -Growth Fund of America® Class F -1 Shares	-	(23,600)	(23,600)	33,250	(173,529)	(140,279)
American Funds -Income Fund of America® Class F -1 Shares	-	(4,903)	(4,903)	-	(69,901)	(69,901)
American Funds -Investment Company of America® Class F -1 Shares	-	(5,115)	(5,115)	-	(43,154)	(43,154)
American Funds -The Bond Fund of America® Class A Shares	-	(10,487)	(10,487)	-	(47,741)	(47,741)
American Funds -The Bond Fund of America® Class F -1 Shares	-	(334)	(334)	5,985	(69,537)	(63,552)
American Funds -The Growth Fund of America® Class A Shares	-	(368,915)	(368,915)	-	(275,231)	(275,231)
American Funds -The Income Fund of America® Class A Shares	-	(103,588)	(103,588)	-	(156,339)	(156,339)
American Funds -The Investment Company of America® Class A Shares	-	(292,124)	(292,124)	-	(129,568)	(129,568)
AMG Renaissance Large Cap Growth Class N Shares	102	(11,923)	(11,821)	-	(1,793)	(1,793)
BlackRock Advantage Global Investor A Shares	-	(23,098)	(23,098)	-	(130)	(130)
BlackRock Advantage International Investor A Shares	-	-	-	-	-	-
BlackRock Advantage Large Cap Core Investor A Shares	15	(49,916)	(49,901)	111	(51,762)	(51,651)
BlackRock Advantage Large Cap Value Investor A Shares	-	(2,479)	(2,479)	8,813	(44,799)	(35,986)
BlackRock Advantage SMID Investor A Shares	3,859	(213,844)	(209,985)	2,077	(19,981)	(17,904)
BlackRock Capital Appreciation Investor A Shares	94,083	(607,581)	(513,498)	23,463	(469,444)	(445,981)
BlackRock Global Allocation Investor A Shares	40,603	(230,138)	(189,535)	42,405	(242,596)	(200,191)

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
BlackRock High Yield Investor A Shares	$21,314	$(60,758)	$(39,444)	$19,990	$(49,230)	$(29,240)
BlackRock Impact Mortgage Investor A Shares	48,633	(42,398)	6,235	46,369	(92,769)	(46,400)
BlackRock International Investor A Shares	1,482	(1,296)	186	722	(23,913)	(23,191)
BlackRock iShares MSCI EAFE International Index Investor A Shares	-	-	-	-	(4,458)	(4,458)
BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares	-	-	-	-	-	-
BlackRock iShares S&P 500 Index Investor A Shares	128,928	(168,063)	(39,135)	230,281	(129,181)	101,100
BlackRock Large Cap Focus Growth Investor A Shares	-	(36,132)	(36,132)	1,937	(14,126)	(12,189)
BlackRock Large Cap Focus Value Investor A Shares	55,290	(312,999)	(257,709)	75,741	(118,473)	(42,732)
BlackRock Low Duration Bond Investor A Shares	-	-	-	-	-	-
BlackRock Total Return Investor A Shares	162,476	(218,562)	(56,086)	142,927	(250,074)	(107,147)
BNY Mellon Appreciation Investor Shares	21,190	(88,328)	(67,138)	25,428	(61,982)	(36,554)
Cohen & Steers Real Estate Securities Class A Shares	-	-	-	3,648	(10,903)	(7,255)
Columbia Large Cap Growth Opportunity Class A Shares	107	(1,689)	(1,582)	97	(1,732)	(1,635)
Columbia Select Mid Cap Growth Class A Shares	-	-	-	-	-	-
Columbia Select Small Cap Value Class A Shares	15,938	(188,434)	(172,496)	121,174	(38,173)	83,001
Davis New York Venture Class A Shares	1,402	(53,009)	(51,607)	18,505	(102,224)	(83,719)
Eaton Vance Floating-Rate Class A Shares	331	(19)	312	5,875	(5,968)	(93)
Eaton Vance Large-Cap Value Class A Shares	1,355	(7,264)	(5,909)	20,822	(22,095)	(1,273)
Federated Hermes Equity Income Class A Shares	46	(937)	(891)	145	(835)	(690)
Federated Hermes Kaufmann Class A Shares	-	(12,907)	(12,907)	4,525	(22,531)	(18,006)
Fidelity Advisor® Equity Growth Class A Shares	1,322	(20,380)	(19,058)	-	(52,965)	(52,965)
Fidelity Advisor® Overseas Class A Shares	-	-	-	-	-	-
Fidelity Advisor® Stock Selector Mid Cap Class A Shares	-	-	-	-	-	-
Franklin Templeton Growth Class A Shares	161	(7,606)	(7,445)	141	(1,371)	(1,230)
Invesco American Franchise Fund Class A Shares	-	(87)	(87)	-	(75)	(75)
Invesco Charter Class A Shares	-	(824)	(824)	-	(685)	(685)
Invesco Comstock Class A Shares	43,666	(262,018)	(218,352)	60,336	(146,549)	(86,213)

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
Invesco Discovery Large Cap Class A Shares	$-	$(41,702)	$(41,702)	$1,098	$(161,526)	$(160,428)
Invesco Discovery Mid Cap Growth Class A Shares	2,452	(15,503)	(13,051)	3,662	(2,189)	1,473
Invesco Equity and Income Class A Shares	-	(3,437)	(3,437)	2,176	(35,945)	(33,769)
Invesco Fundamental Alternatives Class A Shares	-	(112)	(112)	-	(129)	(129)
Invesco Global Class A Shares	-	(1,020)	(1,020)	-	(940)	(940)
Invesco Main Street Class A Shares	-	(6,794)	(6,794)	196	(5,722)	(5,526)
Invesco Main Street Mid Cap Class A Shares	-	(4,817)	(4,817)	4,250	(9,193)	(4,943)
Invesco Value Opportunities Class A Shares	-	(76)	(76)	-	(66)	(66)
Janus Henderson Enterprise Class A Shares	80,581	(324,779)	(244,198)	18,539	(118,385)	(99,846)
Janus Henderson Forty Class A Shares	-	(3,005)	(3,005)	45,415	(49,046)	(3,631)
JPMorgan Small Cap Growth Class A Shares	518	(1,401)	(883)	396	(1,376)	(980)
Lord Abbett Affiliated Class A Shares	-	(25,696)	(25,696)	6,420	(6,908)	(488)
Lord Abbett Bond-Debenture Class A Shares	1,367	(51,368)	(50,001)	2,499	(48,862)	(46,363)
Lord Abbett Mid Cap Stock Class A Shares	2,910	(71,741)	(68,831)	6,605	(134,372)	(127,767)
Macquarie Mid Cap Growth Class A Shares	66,422	(2,000)	64,422	-	-	-
MFS® Growth Class A Shares	25,385	(190,616)	(165,231)	652	(146,376)	(145,724)
MFS® Mid Cap Growth Class A Shares	19,082	(76,540)	(57,458)	5,993	(70,501)	(64,508)
MFS® Research International Class A Shares	17,142	(31,210)	(14,068)	4,708	(25,196)	(20,488)
PIMCO CommodityRealReturn Strategy Class A Shares	56,311	(87,421)	(31,110)	38,209	(32,976)	5,233
PIMCO Low Duration Class A Shares	113,917	(141,932)	(28,015)	62,996	(124,344)	(61,348)
PIMCO Real Return Class A Shares	62,979	(97,292)	(34,313)	47,050	(63,370)	(16,320)
PIMCO Total Return Class A Shares	143,098	(299,188)	(156,090)	146,841	(338,915)	(192,074)
Pioneer Class A Shares	-	-	-	39,397	(55,574)	(16,177)
Pioneer High Yield Class A Shares	61	(563)	(502)	1,194	(1,469)	(275)
Pioneer Select Mid Cap Growth Class A Shares	-	-	-	-	-	-
Putnam International Equity Class A Shares	37,320	(51,256)	(13,936)	3,766	(60,554)	(56,788)
Putnam Large Cap Growth Class A Shares	-	(1,295)	(1,295)	-	(1,042)	(1,042)
Putnam Large Cap Value Class A Shares	-	(8,209)	(8,209)	-	(675)	(675)

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
TA Aegon Sustainable Equity Income Service Class	$-	$(27,129)	$(27,129)	$-	$(2,840)	$(2,840)
TA Asset Allocation - Conservative Class A Shares	-	-	-	-	-	-
TA Asset Allocation - Moderate Class A Shares	-	-	-	-	-	-
TA Asset Allocation - Moderate Growth Class A Shares	85,373	(2,361)	83,012	-	-	-
TA BlackRock Government Money Market Initial Class	-	(340,750)	(340,750)	5,438	(24,944)	(19,506)
TA Bond Class A Shares	-	-	-	-	-	-
TA International Focus Initial Class	481,855	(853,427)	(371,572)	78,208	(317,030)	(238,822)
TA Multi-Managed Balanced Class A Shares	-	-	-	-	-	-
TA Small/Mid Cap Value Class A Shares	116,811	(324,257)	(207,446)	42,252	(97,259)	(55,007)
TA Sustainable Equity Income Class A Shares	120,156	(665,572)	(545,416)	209,330	(157,919)	51,411
TA T. Rowe Price Small Cap Service Class	-	(19,737)	(19,737)	802	(14,627)	(13,825)
TA TSW International Equity Service Class	-	(971)	(971)	-	(1,223)	(1,223)
TA TSW Mid Cap Value Opportunities Service Class	-	(79,305)	(79,305)	-	(1,863)	(1,863)
TA US Growth Class A Shares	83,073	(514,648)	(431,575)	21,424	(300,155)	(278,731)
TA WMC US Growth Service Class	-	-	-	-	-	-
Virtus AllianzGI Dividend Value Class A Shares	2,529	(38,109)	(35,580)	1,461	(7,629)	(6,168)
Virtus AllianzGI Small-Cap Value Class A Shares	-	(18,214)	(18,214)	-	(14,171)	(14,171)

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2024

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

AB Discovery Value Class A Shares

12/31/2024	2,014	$41.14	to	$37.94	$77,072	0.45%	1.25%	to	1.65%	8.24%	to	7.80%

12/31/2023	2,477	38.01	to	35.19	88,217	0.43	1.25	to	1.65	15.25	to	14.79

12/31/2022	2,960	32.98	to	30.66	91,933	0.59	1.25	to	1.65	(17.38)	to	(17.71)

12/31/2021	3,210	39.92	to	37.26	121,119	0.81	1.25	to	1.65	33.76	to	33.23

12/31/2020	3,645	29.84	to	27.97	103,309	0.64	1.25	to	1.65	1.83	to	1.42

AB Discovery Value Class A Shares

12/31/2024	6,709	7.78	to	7.24	49,507	8.57	1.25	to	1.65	3.49	to	3.07

12/31/2023	7,192	7.52	to	7.03	51,487	1.16	1.25	to	1.65	13.46	to	13.01

12/31/2022	8,422	6.62	to	6.22	53,392	0.87	1.25	to	1.65	(11.91)	to	(12.27)

12/31/2021	8,846	7.52	to	7.09	63,873	2.52	1.25	to	1.65	9.39	to	8.95

12/31/2020	9,816	6.87	to	6.50	65,032	0.84	1.25	to	1.65	0.75	to	0.35

AB Large Cap Growth Class A Shares

12/31/2024	3,361	103.24	to	103.24	346,938	-	1.30	to	1.30	23.52	to	23.52

12/31/2023	3,383	83.58	to	83.58	282,765	-	1.30	to	1.30	32.93	to	32.93

12/31/2022	3,414	62.88	to	62.88	214,663	-	1.30	to	1.30	(29.87)	to	(29.87)

12/31/2021	3,424	89.66	to	89.66	306,957	-	1.30	to	1.30	26.92	to	26.92

12/31/2020	3,452	70.64	to	70.64	243,825	-	1.30	to	1.30	32.30	to	32.30

AB Large Cap Value Class A Shares

12/31/2024	-	25.71	to	23.71	-	0.99	1.25	to	1.65	14.13	to	13.67

12/31/2023	-	22.53	to	20.86	-	1.19	1.25	to	1.65	17.03	to	16.57

12/31/2022	-	19.25	to	17.89	-	1.28	1.25	to	1.65	(8.16)	to	(8.53)

12/31/2021	-	20.96	to	19.56	-	1.28	1.25	to	1.65	25.44	to	24.94

12/31/2020	-	16.71	to	15.66	-	1.74	1.25	to	1.65	(0.35)	to	(0.74)

Relative Value Class A Shares

12/31/2024	4,547	54.82	to	54.82	249,246	0.95	1.30	to	1.30	11.22	to	11.22

12/31/2023	4,866	49.29	to	49.29	239,831	1.32	1.30	to	1.30	9.79	to	9.79

12/31/2022	5,041	44.89	to	44.89	226,290	1.12	1.30	to	1.30	(5.42)	to	(5.42)

12/31/2021	5,942	47.47	to	47.47	282,051	0.55	1.30	to	1.30	25.74	to	25.74

12/31/2020	9,940	37.75	to	37.75	375,222	1.34	1.30	to	1.30	1.48	to	1.48

American Funds - EuroPacific Growth Fund® Class F -1 Shares

12/31/2024	4,114	28.16	to	25.97	109,335	1.08	1.25	to	1.65	3.35	to	2.93

12/31/2023	4,252	27.25	to	25.23	109,704	1.45	1.25	to	1.65	14.15	to	13.70

12/31/2022	6,335	23.87	to	22.19	143,598	0.77	1.25	to	1.65	(23.98)	to	(24.28)

12/31/2021	6,634	31.40	to	29.31	198,430	1.10	1.25	to	1.65	1.19	to	0.78

12/31/2020	8,715	31.03	to	29.08	257,372	0.16	1.25	to	1.65	23.22	to	22.73

American Funds - Growth Fund of America® Class F -1 Shares

12/31/2024	12,150	66.18	to	61.04	752,493	0.36	1.25	to	1.65	26.76	to	26.26

12/31/2023	12,577	52.21	to	48.34	616,724	0.54	1.25	to	1.65	35.44	to	34.90

12/31/2022	16,042	38.55	to	35.84	583,856	0.16	1.25	to	1.65	(31.61)	to	(31.89)

12/31/2021	16,645	56.36	to	52.61	889,027	-	1.25	to	1.65	17.78	to	17.31

12/31/2020	20,375	47.85	to	44.85	924,961	0.23	1.25	to	1.65	36.05	to	35.51

American Funds - Income Fund of America® Class F -1 Shares

12/31/2024	4,016	30.65	to	28.26	113,921	3.98	1.25	to	1.65	9.37	to	8.93

12/31/2023	4,199	28.02	to	25.95	109,351	3.54	1.25	to	1.65	6.21	to	5.79

12/31/2022	7,007	26.38	to	24.53	173,514	2.21	1.25	to	1.65	(7.65)	to	(8.02)

12/31/2021	7,262	28.57	to	26.67	195,489	2.81	1.25	to	1.65	15.84	to	15.38

12/31/2020	7,490	24.66	to	23.11	174,695	3.14	1.25	to	1.65	3.57	to	3.16

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2024

5.  Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

American Funds - Investment Company of America® Class F -1 Shares

12/31/2024	2,233	$51.37	to	$47.38	$110,151	1.01%	1.25%	to	1.65%	23.32%	to	22.82%

12/31/2023	2,347	41.66	to	38.58	94,074	1.51	1.25	to	1.65	26.82	to	26.32

12/31/2022	3,713	32.85	to	30.54	116,219	0.95	1.25	to	1.65	(16.61)	to	(16.94)

12/31/2021	3,925	39.39	to	36.77	147,674	1.17	1.25	to	1.65	23.38	to	22.89

12/31/2020	4,112	31.93	to	29.92	125,732	1.53	1.25	to	1.65	13.01	to	12.56

American Funds - The Bond Fund of America® Class A Shares

12/31/2024	12,164	15.54	to	15.54	189,045	4.23	1.30	to	1.30	(0.17)	to	(0.17)

12/31/2023	12,840	15.57	to	15.57	199,892	3.60	1.30	to	1.30	3.35	to	3.35

12/31/2022	16,012	15.06	to	15.06	241,193	2.53	1.30	to	1.30	(13.81)	to	(13.81)

12/31/2021	21,034	17.48	to	17.48	367,594	1.42	1.30	to	1.30	(2.23)	to	(2.23)

12/31/2020	28,081	17.87	to	17.87	501,927	1.87	1.30	to	1.30	9.28	to	9.28

American Funds - The Bond Fund of America® Class F -1 Shares

12/31/2024	3,657	12.95	to	11.94	43,671	4.18	1.25	to	1.65	(0.17)	to	(0.57)

12/31/2023	3,684	12.97	to	12.01	44,253	3.49	1.25	to	1.65	3.37	to	2.96

12/31/2022	8,981	12.55	to	11.67	106,378	1.80	1.25	to	1.65	(13.79)	to	(14.13)

12/31/2021	9,415	14.56	to	13.59	129,828	1.38	1.25	to	1.65	(2.22)	to	(2.61)

12/31/2020	12,297	14.89	to	13.95	173,524	1.83	1.25	to	1.65	9.31	to	8.87

American Funds - The Growth Fund of America® Class A Shares

12/31/2024	26,754	92.33	to	92.33	2,470,196	0.39	1.30	to	1.30	26.76	to	26.76

12/31/2023	31,099	72.84	to	72.84	2,265,220	0.59	1.30	to	1.30	35.44	to	35.44

12/31/2022	35,292	53.78	to	53.78	1,898,008	0.24	1.30	to	1.30	(31.61)	to	(31.61)

12/31/2021	45,203	78.64	to	78.64	3,554,867	0.08	1.30	to	1.30	17.80	to	17.80

12/31/2020	55,211	66.76	to	66.76	3,685,987	0.29	1.30	to	1.30	36.03	to	36.03

American Funds - The Income Fund of America® Class A Shares

12/31/2024	17,987	42.60	to	42.60	766,315	3.96	1.30	to	1.30	9.40	to	9.40

12/31/2023	20,580	38.94	to	38.94	801,458	3.64	1.30	to	1.30	6.20	to	6.20

12/31/2022	24,785	36.67	to	36.67	908,850	3.07	1.30	to	1.30	(7.62)	to	(7.62)

12/31/2021	31,714	39.69	to	39.69	1,258,815	2.87	1.30	to	1.30	15.86	to	15.86

12/31/2020	33,344	34.26	to	34.26	1,142,313	3.37	1.30	to	1.30	3.61	to	3.61

American Funds - The Investment Company of America® Class A Shares

12/31/2024	22,278	69.43	to	69.43	1,546,715	1.07	1.30	to	1.30	23.33	to	23.33

12/31/2023	26,790	56.29	to	56.29	1,508,099	1.55	1.30	to	1.30	26.85	to	26.85

12/31/2022	29,346	44.38	to	44.38	1,302,305	1.37	1.30	to	1.30	(16.60)	to	(16.60)

12/31/2021	35,881	53.21	to	53.21	1,909,392	1.22	1.30	to	1.30	23.41	to	23.41

12/31/2020	46,109	43.12	to	43.12	1,988,301	1.59	1.30	to	1.30	13.01	to	13.01

AMG Renaissance Large Cap Growth Class N Shares

12/31/2024	0	24.97	to	24.24	-	-	1.25	to	1.65	19.30	to	18.82

12/31/2023	504	20.93	to	20.40	10,417	0.06	1.25	to	1.65	23.49	to	23.00

12/31/2022	603	16.95	to	16.59	10,110	0.10	1.25	to	1.65	(18.07)	to	(18.40)

12/31/2021	700	20.69	to	20.33	14,350	-	1.25	to	1.65	28.40	to	27.89

12/31/2020	782	16.11	to	15.89	12,507	0.11	1.25	to	1.65	22.01	to	21.52

BlackRock Advantage Global Investor A Shares

12/31/2024	0	43.24	to	39.88	-	-	1.25	to	1.65	17.13	to	16.66

12/31/2023	594	36.92	to	34.19	21,102	1.54	1.25	to	1.65	20.91	to	20.42

12/31/2022	598	30.53	to	28.39	17,607	1.17	1.25	to	1.65	(18.95)	to	(19.27)

12/31/2021	602	37.67	to	35.17	21,913	1.12	1.25	to	1.65	16.16	to	15.69

12/31/2020	605	32.43	to	30.40	18,997	1.38	1.25	to	1.65	14.11	to	13.65

BlackRock Advantage International Investor A Shares

12/31/2024	-	21.38	to	20.27	-	-	1.25	to	1.65	5.20	to	4.78

12/31/2023	-	20.32	to	19.34	-	-	1.25	to	1.65	17.63	to	17.17

12/31/2022	-	17.27	to	16.51	-	-	1.25	to	1.65	(14.76)	to	(15.10)

12/31/2021	-	20.27	to	19.45	-	-	1.25	to	1.65	11.37	to	10.93

12/31/2020	-	18.20	to	17.53	-	-	1.25	to	1.65	5.73	to	5.30

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2024

5.  Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

BlackRock Advantage Large Cap Core Investor A Shares

12/31/2024	724	$51.80	to	$47.78	$36,024	0.43%	1.25%	to	1.65%	23.76%	to	23.27%

12/31/2023	1,820	41.86	to	38.76	73,286	0.79	1.25	to	1.65	23.73	to	23.24

12/31/2022	3,320	33.83	to	31.45	108,130	0.65	1.25	to	1.65	(21.29)	to	(21.60)

12/31/2021	4,036	42.98	to	40.12	167,425	0.58	1.25	to	1.65	26.70	to	26.20

12/31/2020	4,268	33.92	to	31.79	140,020	0.90	1.25	to	1.65	18.06	to	17.59

BlackRock Advantage Large Cap Value Investor A Shares

12/31/2024	5,367	36.58	to	33.74	181,491	1.33	1.25	to	1.65	13.72	to	13.26

12/31/2023	5,443	32.17	to	29.79	162,475	1.41	1.25	to	1.65	12.01	to	11.57

12/31/2022	6,725	28.72	to	26.70	180,364	1.03	1.25	to	1.65	(9.99)	to	(10.35)

12/31/2021	7,002	31.90	to	29.78	209,413	1.20	1.25	to	1.65	24.90	to	24.40

12/31/2020	7,153	25.54	to	23.94	171,942	1.69	1.25	to	1.65	2.33	to	1.92

BlackRock Advantage SMID Investor A Shares

12/31/2024	4,627	36.94	to	34.07	270,099	0.44	1.25	to	1.65	10.49	to	10.05

12/31/2023	8,458	33.43	to	30.96	432,772	0.89	1.25	to	1.65	17.12	to	16.66

12/31/2022	8,844	28.54	to	26.54	386,512	0.72	1.25	to	1.65	(17.83)	to	(18.16)

12/31/2021	10,506	34.74	to	32.42	561,330	1.21	1.25	to	1.65	12.05	to	11.60

12/31/2020	11,237	31.00	to	29.05	536,359	0.70	1.25	to	1.65	18.01	to	17.53

BlackRock Capital Appreciation Investor A Shares

12/31/2024	23,302	66.16	to	61.02	1,634,647	-	1.25	to	1.65	29.89	to	29.37

12/31/2023	31,743	50.93	to	47.16	1,695,616	-	1.25	to	1.65	47.01	to	46.43

12/31/2022	41,487	34.64	to	32.21	1,506,642	-	1.25	to	1.65	(38.61)	to	(38.86)

12/31/2021	34,833	56.44	to	52.68	2,068,465	-	1.25	to	1.65	19.20	to	18.72

12/31/2020	43,931	47.35	to	44.37	2,207,047	-	1.25	to	1.65	38.35	to	37.80

BlackRock Global Allocation Investor A Shares

12/31/2024	78,791	27.70	to	25.55	2,619,737	1.10	1.25	to	1.65	7.64	to	7.21

12/31/2023	85,235	25.74	to	23.83	2,614,493	1.17	1.25	to	1.65	10.95	to	10.51

12/31/2022	92,244	23.20	to	21.57	2,553,026	-	1.25	to	1.65	(17.09)	to	(17.42)

12/31/2021	99,746	27.98	to	26.12	3,338,422	0.93	1.25	to	1.65	5.13	to	4.71

12/31/2020	110,554	26.61	to	24.94	3,591,003	0.48	1.25	to	1.65	19.29	to	18.81

BlackRock High Yield Investor A Shares

12/31/2024	22,853	17.99	to	17.06	396,872	6.70	1.25	to	1.65	6.74	to	6.32

12/31/2023	25,171	16.86	to	16.05	410,417	6.56	1.25	to	1.65	11.94	to	11.49

12/31/2022	27,087	15.06	to	14.39	395,884	3.72	1.25	to	1.65	(11.97)	to	(12.33)

12/31/2021	31,606	17.11	to	16.42	526,061	4.39	1.25	to	1.65	4.22	to	3.80

12/31/2020	36,184	16.42	to	15.82	580,356	5.08	1.25	to	1.65	4.18	to	3.76

BlackRock Impact Mortgage Investor A Shares

12/31/2024	64,149	9.70	to	9.19	618,238	3.56	1.25	to	1.65	(0.44)	to	(0.84)

12/31/2023	63,442	9.75	to	9.27	614,462	3.27	1.25	to	1.65	3.16	to	2.75

12/31/2022	68,584	9.45	to	9.02	644,247	2.10	1.25	to	1.65	(14.46)	to	(14.80)

12/31/2021	95,727	11.04	to	10.59	1,051,724	1.22	1.25	to	1.65	(2.74)	to	(3.13)

12/31/2020	109,902	11.36	to	10.93	1,242,123	1.54	1.25	to	1.65	5.08	to	4.66

BlackRock International Investor A Shares

12/31/2024	1,151	16.17	to	15.33	18,228	0.65	1.25	to	1.65	(1.03)	to	(1.43)

12/31/2023	1,141	16.34	to	15.55	18,280	0.59	1.25	to	1.65	17.90	to	17.43

12/31/2022	2,705	13.86	to	13.24	36,291	0.62	1.25	to	1.65	(25.37)	to	(25.67)

12/31/2021	2,476	18.57	to	17.81	44,642	0.46	1.25	to	1.65	7.76	to	7.33

12/31/2020	2,492	17.23	to	16.60	41,853	0.21	1.25	to	1.65	19.96	to	19.48

BlackRock iShares MSCI EAFE International Index Investor A Shares

12/31/2024	-	21.00	to	19.37	-	-	1.25	to	1.65	2.10	to	1.69

12/31/2023	-	20.57	to	19.05	-	0.22	1.25	to	1.65	16.56	to	16.09

12/31/2022	246	17.65	to	16.41	4,191	1.71	1.25	to	1.65	(15.42)	to	(15.76)

12/31/2021	262	20.87	to	19.48	5,285	2.71	1.25	to	1.65	9.63	to	9.19

12/31/2020	276	19.03	to	17.84	5,088	1.92	1.25	to	1.65	6.34	to	5.91

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2024

5.  Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares
12/31/2024	-	$36.61	to	$33.76	$-	-%	1.25%	to	1.65%	9.76%	to	9.32%
12/31/2023	-	33.35	to	30.89	-	-	1.25	to	1.65	15.16	to	14.70
12/31/2022	-	28.96	to	26.93	-	-	1.25	to	1.65	(21.56)	to	(21.87)
12/31/2021	-	36.92	to	34.46	-	-	1.25	to	1.65	12.96	to	12.51
12/31/2020	-	32.68	to	30.63	-	-	1.25	to	1.65	18.18	to	17.71
BlackRock iShares S&P 500 Index Investor A Shares
12/31/2024	39,336	38.92	to	37.14	1,514,654	1.02	1.25	to	1.65	22.99	to	22.49
12/31/2023	40,798	31.65	to	30.32	1,279,980	1.29	1.25	to	1.65	24.28	to	23.78
12/31/2022	37,715	25.47	to	24.50	951,944	1.06	1.25	to	1.65	(19.40)	to	(19.72)
12/31/2021	40,052	31.60	to	30.52	1,255,613	1.06	1.25	to	1.65	26.64	to	26.14
12/31/2020	41,463	24.95	to	24.19	1,026,807	1.44	1.25	to	1.65	16.58	to	16.12
BlackRock Large Cap Focus Growth Investor A Shares
12/31/2024	2,576	20.51	to	20.09	52,227	-	1.25	to	1.65	28.90	to	28.38
12/31/2023	4,485	15.91	to	15.65	70,714	-	1.25	to	1.65	50.77	to	50.17
12/31/2022	5,374	10.55	to	10.42	56,326	-	1.25	to	1.65	(39.01)	to	(39.26)
12/31/2021	4,666	17.30	to	17.16	80,362	-	1.25	to	1.65	15.23	to	14.77
12/31/2020	5,087	15.01	to	14.95	76,202	-	1.25	to	1.65	44.62	to	44.05
BlackRock Large Cap Focus Value Investor A Shares
12/31/2024	32,748	35.12	to	32.39	1,331,739	1.98	1.25	to	1.65	8.70	to	8.27
12/31/2023	39,394	32.31	to	29.92	1,468,672	2.20	1.25	to	1.65	14.49	to	14.03
12/31/2022	40,923	28.22	to	26.23	1,324,378	1.08	1.25	to	1.65	(6.04)	to	(6.41)
12/31/2021	47,708	30.03	to	28.03	1,633,586	1.14	1.25	to	1.65	20.72	to	20.24
12/31/2020	57,292	24.88	to	23.31	1,624,934	2.02	1.25	to	1.65	1.70	to	1.29
BlackRock Low Duration Bond Investor A Shares
12/31/2024	-	10.69	to	10.13	-	-	1.25	to	1.65	3.73	to	3.31
12/31/2023	-	10.31	to	9.81	-	-	1.25	to	1.65	4.08	to	3.67
12/31/2022	-	9.91	to	9.46	-	-	1.25	to	1.65	(6.14)	to	(6.52)
12/31/2021	-	10.55	to	10.12	-	-	1.25	to	1.65	(1.74)	to	(2.13)
12/31/2020	-	10.74	to	10.34	-	-	1.25	to	1.65	1.92	to	1.52
BlackRock Total Return Investor A Shares
12/31/2024	136,066	13.65	to	12.59	1,867,776	4.41	1.25	to	1.65	0.09	to	(0.32)
12/31/2023	140,209	13.64	to	12.63	1,922,121	3.89	1.25	to	1.65	4.33	to	3.92
12/31/2022	148,236	13.07	to	12.15	1,954,105	2.10	1.25	to	1.65	(15.52)	to	(15.86)
12/31/2021	182,140	15.47	to	14.44	2,857,122	1.69	1.25	to	1.65	(2.19)	to	(2.59)
12/31/2020	196,888	15.82	to	14.83	3,167,812	2.07	1.25	to	1.65	7.23	to	6.80
BNY Mellon Appreciation Investor Shares
12/31/2024	5,971	46.69	to	43.06	264,270	0.33	1.25	to	1.65	11.01	to	10.57
12/31/2023	7,524	42.06	to	38.95	301,064	0.66	1.25	to	1.65	19.90	to	19.42
12/31/2022	8,508	35.08	to	32.61	284,612	0.39	1.25	to	1.65	(18.96)	to	(19.28)
12/31/2021	8,984	43.28	to	40.40	371,638	0.36	1.25	to	1.65	25.45	to	24.95
12/31/2020	10,877	34.50	to	32.34	360,172	0.68	1.25	to	1.65	22.47	to	21.98
Cohen & Steers Real Estate Securities Class A Shares
12/31/2024	-	35.17	to	32.43	-	-	1.25	to	1.65	5.15	to	4.73
12/31/2023	-	33.44	to	30.97	-	2.79	1.25	to	1.65	11.39	to	10.94
12/31/2022	265	30.03	to	27.92	7,685	1.88	1.25	to	1.65	(27.40)	to	(27.69)
12/31/2021	283	41.36	to	38.61	11,289	1.70	1.25	to	1.65	39.92	to	39.37
12/31/2020	298	29.56	to	27.70	8,516	3.17	1.25	to	1.65	(3.22)	to	(3.61)
Columbia Large Cap Growth Opportunity Class A Shares
12/31/2024	177	29.04	to	28.11	5,046	-	1.25	to	1.65	22.90	to	22.41
12/31/2023	234	23.63	to	22.96	5,450	-	1.25	to	1.65	29.64	to	29.12
12/31/2022	312	18.23	to	17.78	5,609	-	1.25	to	1.65	(30.56)	to	(30.84)
12/31/2021	282	26.25	to	25.71	7,318	-	1.25	to	1.65	17.59	to	17.12
12/31/2020	326	22.32	to	21.95	7,216	-	1.25	to	1.65	38.75	to	38.19

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2024

5.  Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Columbia Select Mid Cap Growth Class A Shares
12/31/2024	-	$31.66	to	$29.97	$-	-%	1.25%	to	1.65%	21.87%	to	21.38%
12/31/2023	-	25.98	to	24.69	-	-	1.25	to	1.65	23.40	to	22.91
12/31/2022	-	21.05	to	20.09	-	-	1.25	to	1.65	(32.28)	to	(32.56)
12/31/2021	-	31.09	to	29.78	-	-	1.25	to	1.65	14.77	to	14.31
12/31/2020	-	27.09	to	26.05	-	-	1.25	to	1.65	33.22	to	32.68
Columbia Select Small Cap Value Class A Shares
12/31/2024	9,773	58.65	to	58.65	573,172	0.51	1.30	to	1.30	10.98	to	10.98
12/31/2023	12,850	52.85	to	52.85	679,066	0.87	1.30	to	1.30	10.95	to	10.95
12/31/2022	11,112	47.63	to	47.63	529,249	0.62	1.30	to	1.30	(16.46)	to	(16.46)
12/31/2021	14,807	57.01	to	57.01	844,214	0.04	1.30	to	1.30	29.48	to	29.48
12/31/2020	19,022	44.03	to	44.03	837,639	0.02	1.30	to	1.30	8.16	to	8.16
Davis New York Venture Class A Shares
12/31/2024	16,967	39.25	to	36.20	849,687	1.65	1.25	to	1.65	16.04	to	15.58
12/31/2023	17,975	33.83	to	31.32	778,464	0.92	1.25	to	1.65	28.39	to	27.88
12/31/2022	19,975	26.35	to	24.49	677,985	1.29	1.25	to	1.65	(18.49)	to	(18.81)
12/31/2021	27,367	32.32	to	30.17	1,157,546	0.13	1.25	to	1.65	11.11	to	10.67
12/31/2020	36,412	29.09	to	27.26	1,330,790	0.57	1.25	to	1.65	10.03	to	9.59
Eaton Vance Floating-Rate Class A Shares
12/31/2024	177	17.33	to	15.99	3,064	8.00	1.25	to	1.65	6.61	to	6.18
12/31/2023	157	16.26	to	15.06	2,561	8.42	1.25	to	1.65	10.44	to	10.00
12/31/2022	163	14.72	to	13.69	2,396	3.28	1.25	to	1.65	(3.80)	to	(4.18)
12/31/2021	200	15.30	to	14.28	3,058	3.05	1.25	to	1.65	2.72	to	2.31
12/31/2020	172	14.90	to	13.96	2,563	3.56	1.25	to	1.65	0.89	to	0.49
Eaton Vance Large-Cap Value Class A Shares
12/31/2024	2,515	26.21	to	24.41	63,605	0.99	1.25	to	1.65	10.10	to	9.65
12/31/2023	2,747	23.81	to	22.26	63,245	1.01	1.25	to	1.65	6.58	to	6.16
12/31/2022	2,818	22.34	to	20.97	60,981	0.75	1.25	to	1.65	(3.98)	to	(4.37)
12/31/2021	3,703	23.27	to	21.93	83,642	1.01	1.25	to	1.65	22.75	to	22.26
12/31/2020	4,385	18.95	to	17.93	80,842	1.39	1.25	to	1.65	1.01	to	0.61
Federated Hermes Equity Income Class A Shares
12/31/2024	2,644	21.06	to	20.10	53,206	0.88	1.25	to	1.65	11.45	to	11.00
12/31/2023	2,688	18.90	to	18.11	48,733	1.15	1.25	to	1.65	7.70	to	7.27
12/31/2022	2,727	17.55	to	16.88	46,091	0.86	1.25	to	1.65	(9.12)	to	(9.48)
12/31/2021	2,784	19.31	to	18.65	51,985	0.88	1.25	to	1.65	19.40	to	18.93
12/31/2020	2,842	16.17	to	15.68	44,633	1.35	1.25	to	1.65	5.09	to	4.67
Federated Hermes Kaufmann Class A Shares
12/31/2024	3,501	44.59	to	41.13	146,092	-	1.25	to	1.65	14.80	to	14.34
12/31/2023	3,823	38.84	to	35.97	139,440	-	1.25	to	1.65	13.48	to	13.03
12/31/2022	4,359	34.23	to	31.82	140,720	-	1.25	to	1.65	(31.11)	to	(31.38)
12/31/2021	4,488	49.68	to	46.38	210,813	-	1.25	to	1.65	1.13	to	0.73
12/31/2020	4,658	49.13	to	46.04	216,989	-	1.25	to	1.65	26.98	to	26.48
Fidelity Advisor® Equity Growth Class A Shares
12/31/2024	1,673	76.74	to	70.78	161,816	-	1.25	to	1.65	28.10	to	27.58
12/31/2023	1,884	59.91	to	55.48	142,320	-	1.25	to	1.65	33.57	to	33.04
12/31/2022	2,654	44.85	to	41.70	150,214	-	1.25	to	1.65	(25.60)	to	(25.89)
12/31/2021	3,285	60.28	to	56.27	250,004	-	1.25	to	1.65	21.20	to	20.71
12/31/2020	5,369	49.74	to	46.61	337,296	-	1.25	to	1.65	41.64	to	41.08
Fidelity Advisor® Overseas Class A Shares
12/31/2024	-	34.45	to	34.45	-	1.21	1.30	to	1.30	3.27	to	3.27
12/31/2023	-	33.36	to	33.36	-	0.71	1.30	to	1.30	18.46	to	18.46
12/31/2022	-	28.16	to	28.16	-	-	1.30	to	1.30	(25.58)	to	(25.58)
12/31/2021	27	37.84	to	37.84	1,007	-	1.30	to	1.30	17.39	to	17.39
12/31/2020	384	32.24	to	32.24	12,378	-	1.30	to	1.30	13.23	to	13.23

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2024

5.  Financial Highlights (continued)

		At December 31					For the Year Ended December 31
Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Fidelity Advisor® Stock Selector Mid Cap Class A Shares
12/31/2024		-	$60.71	to	$60.71	$-	-%	1.30%	to	1.30%	10.72%	to	10.72%
12/31/2023		-	54.83	to	54.83	-	-	1.30	to	1.30	15.35	to	15.35
12/31/2022		-	47.53	to	47.53	-	-	1.30	to	1.30	(15.21)	to	(15.21)
12/31/2021		41	56.06	to	56.06	2,303	0.46	1.30	to	1.30	21.34	to	21.34
12/31/2020		41	46.20	to	46.20	1,907	1.06	1.30	to	1.30	11.34	to	11.34
Franklin Templeton Growth Class A Shares
12/31/2024		567	20.01	to	18.45	11,376	1.01	1.25	to	1.65	4.10	to	3.68
12/31/2023		860	19.22	to	17.80	18,518	1.18	1.25	to	1.65	19.48	to	19.00
12/31/2022		927	16.09	to	14.96	16,638	0.66	1.25	to	1.65	(12.80)	to	(13.15)
12/31/2021		1,098	18.45	to	17.22	22,682	1.38	1.25	to	1.65	3.82	to	3.40
12/31/2020		1,394	17.77	to	16.65	29,329	1.12	1.25	to	1.65	4.43	to	4.01
Invesco American Franchise Fund Class A Shares
12/31/2024		639	39.66	to	39.66	25,359	-	1.30	to	1.30	32.98	to	32.98
12/31/2023		642	29.82	to	29.82	19,143	-	1.30	to	1.30	39.10	to	39.10
12/31/2022		645	21.44	to	21.44	13,824	-	1.30	to	1.30	(32.03)	to	(32.03)
12/31/2021		716	31.54	to	31.54	22,583	-	1.30	to	1.30	10.40	to	10.40
12/31/2020		719	28.57	to	28.57	20,529	-	1.30	to	1.30	40.34	to	40.34
Invesco Charter Class A Shares
12/31/2024		476	35.94	to	35.94	17,103	0.52	1.30	to	1.30	23.66	to	23.66
12/31/2023		499	29.06	to	29.06	14,491	0.36	1.30	to	1.30	21.45	to	21.45
12/31/2022		524	23.93	to	23.93	12,530	0.69	1.30	to	1.30	(21.74)	to	(21.74)
12/31/2021		558	30.58	to	30.58	17,069	0.36	1.30	to	1.30	25.75	to	25.75
12/31/2020		587	24.32	to	24.32	14,281	0.60	1.30	to	1.30	12.03	to	12.03
Invesco Comstock Class A Shares
12/31/2024		26,598	41.12	to	37.93	1,264,902	1.67	1.25	to	1.65	13.59	to	13.13
12/31/2023		31,872	36.20	to	33.52	1,317,129	1.73	1.25	to	1.65	10.85	to	10.41
12/31/2022		34,273	32.66	to	30.36	1,273,138	1.38	1.25	to	1.65	(0.44)	to	(0.84)
12/31/2021		46,520	32.80	to	30.62	1,780,838	1.42	1.25	to	1.65	31.66	to	31.14
12/31/2020		59,663	24.91	to	23.35	1,718,844	2.36	1.25	to	1.65	(2.02)	to	(2.41)
Invesco Discovery Large Cap Class A Shares
12/31/2024		367	51.77	to	47.75	18,233	-	1.25	to	1.65	32.33	to	31.80
12/31/2023		1,313	39.12	to	36.23	49,440	-	1.25	to	1.65	33.83	to	33.30
12/31/2022		5,637	29.23	to	27.18	163,037	-	1.25	to	1.65	(31.95)	to	(32.22)
12/31/2021		5,739	42.96	to	40.10	244,043	-	1.25	to	1.65	20.83	to	20.34
12/31/2020		1,848	35.56	to	33.32	63,609	-	1.25	to	1.65	34.59	to	34.06
Invesco Discovery Mid Cap Growth Class A Shares
12/31/2024		9,102	16.83	to	16.83	153,186	-	1.30	to	1.30	22.51	to	22.51
12/31/2023		9,884	13.74	to	13.74	135,784	-	1.30	to	1.30	11.51	to	11.51
12/31/2022		9,773	12.32	to	12.32	120,402	-	1.30	to	1.30	(31.98)	to	(31.98)
12/31/2021		11,819	18.11	to	18.11	214,079	-	1.30	to	1.30	17.33	to	17.33
12/31/2020	(1)	12,457	15.44	to	15.44	192,304	-	1.30	to	1.30	-	to	-
Invesco Equity and Income Class A Shares
12/31/2024		1,758	42.79	to	42.79	75,227	1.98	1.30	to	1.30	10.35	to	10.35
12/31/2023		1,841	38.77	to	38.77	71,385	1.85	1.30	to	1.30	8.57	to	8.57
12/31/2022		2,761	35.71	to	35.71	98,594	1.75	1.30	to	1.30	(8.91)	to	(8.91)
12/31/2021		3,042	39.20	to	39.20	119,252	1.12	1.30	to	1.30	16.50	to	16.50
12/31/2020		7,573	33.65	to	33.65	254,854	1.83	1.30	to	1.30	8.55	to	8.55
Invesco Fundamental Alternatives Class A Shares
12/31/2024		1,688	16.66	to	16.66	28,115	1.32	1.30	to	1.30	4.34	to	4.34
12/31/2023		1,695	15.96	to	15.96	27,054	0.85	1.30	to	1.30	2.22	to	2.22
12/31/2022		1,703	15.62	to	15.62	26,595	-	1.30	to	1.30	(8.47)	to	(8.47)
12/31/2021		1,712	17.06	to	17.06	29,208	2.79	1.30	to	1.30	1.16	to	1.16
12/31/2020		1,718	16.87	to	16.87	28,976	1.91	1.30	to	1.30	0.15	to	0.15

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2024

5.  Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Invesco Global Class A Shares
12/31/2024	356	$63.02	to	$63.02	$22,424	-%	1.30%	to	1.30%	14.77%	to	14.77%
12/31/2023	373	54.91	to	54.91	20,457	-	1.30	to	1.30	32.31	to	32.31
12/31/2022	392	41.50	to	41.50	16,264	-	1.30	to	1.30	(33.02)	to	(33.02)
12/31/2021	726	61.96	to	61.96	44,962	-	1.30	to	1.30	13.87	to	13.87
12/31/2020	3,034	54.41	to	54.41	165,084	-	1.30	to	1.30	25.97	to	25.97
Invesco Main Street Class A Shares
12/31/2024	4,236	47.69	to	43.98	233,098	0.73	1.25	to	1.65	22.10	to	21.61
12/31/2023	4,362	39.06	to	36.17	197,289	0.17	1.25	to	1.65	21.55	to	21.06
12/31/2022	4,486	32.13	to	29.88	167,489	0.86	1.25	to	1.65	(21.16)	to	(21.48)
12/31/2021	4,574	40.76	to	38.05	217,163	0.61	1.25	to	1.65	26.02	to	25.51
12/31/2020	4,737	32.34	to	30.31	179,151	0.91	1.25	to	1.65	12.94	to	12.49
Invesco Main Street Mid Cap Class A Shares
12/31/2024	1,959	42.20	to	38.93	79,384	0.26	1.25	to	1.65	15.61	to	15.15
12/31/2023	2,086	36.51	to	33.81	73,267	-	1.25	to	1.65	13.06	to	12.61
12/31/2022	2,236	32.29	to	30.02	69,625	0.09	1.25	to	1.65	(15.41)	to	(15.75)
12/31/2021	2,767	38.17	to	35.63	102,054	0.21	1.25	to	1.65	21.50	to	21.01
12/31/2020	2,909	31.42	to	29.44	88,479	-	1.25	to	1.65	7.78	to	7.35
Invesco Value Opportunities Class A Shares
12/31/2024	2,903	3.63	to	3.44	10,252	0.44	1.25	to	1.65	28.47	to	27.96
12/31/2023	2,927	2.82	to	2.69	8,063	0.23	1.25	to	1.65	13.72	to	13.27
12/31/2022	2,955	2.48	to	2.37	7,170	0.50	1.25	to	1.65	0.10	to	(0.30)
12/31/2021	2,981	2.48	to	2.38	7,241	0.59	1.25	to	1.65	33.91	to	33.37
12/31/2020	3,004	1.85	to	1.78	5,460	0.31	1.25	to	1.65	4.17	to	3.75
Janus Henderson Enterprise Class A Shares
12/31/2024	12,917	67.94	to	63.87	845,578	0.76	1.25	to	1.65	13.42	to	12.97
12/31/2023	16,783	59.90	to	56.53	970,879	-	1.25	to	1.65	16.12	to	15.66
12/31/2022	18,627	51.59	to	48.88	929,896	-	1.25	to	1.65	(17.36)	to	(17.69)
12/31/2021	20,302	62.42	to	59.39	1,229,081	0.70	1.25	to	1.65	15.52	to	15.06
12/31/2020	24,211	54.04	to	51.62	1,273,876	-	1.25	to	1.65	18.40	to	17.93
Janus Henderson Forty Class A Shares
12/31/2024	978	62.25	to	57.97	58,741	0.34	1.25	to	1.65	26.38	to	25.87
12/31/2023	1,032	49.26	to	46.06	49,165	0.01	1.25	to	1.65	37.81	to	37.26
12/31/2022	1,137	35.74	to	33.55	39,385	-	1.25	to	1.65	(34.53)	to	(34.79)
12/31/2021	1,014	54.59	to	51.45	53,723	0.43	1.25	to	1.65	21.14	to	20.66
12/31/2020	1,113	45.07	to	42.64	48,771	0.18	1.25	to	1.65	37.09	to	36.54
JPMorgan Small Cap Growth Class A Shares
12/31/2024	237	37.48	to	34.90	8,575	0.57	1.25	to	1.65	11.04	to	10.60
12/31/2023	261	33.75	to	31.56	8,523	-	1.25	to	1.65	12.45	to	12.00
12/31/2022	294	30.02	to	28.18	8,561	-	1.25	to	1.65	(33.27)	to	(33.54)
12/31/2021	256	44.98	to	42.39	11,179	-	1.25	to	1.65	(7.23)	to	(7.60)
12/31/2020	231	48.49	to	45.88	10,893	0.06	1.25	to	1.65	57.23	to	56.61
Lord Abbett Affiliated Class A Shares
12/31/2024	266	32.54	to	30.01	7,978	1.28	1.25	to	1.65	15.84	to	15.37
12/31/2023	1,146	28.09	to	26.01	30,695	1.85	1.25	to	1.65	9.12	to	8.68
12/31/2022	1,170	25.74	to	23.93	28,765	1.29	1.25	to	1.65	(10.97)	to	(11.32)
12/31/2021	1,194	28.91	to	26.99	33,048	1.53	1.25	to	1.65	25.17	to	24.67
12/31/2020	1,217	23.10	to	21.65	26,964	2.13	1.25	to	1.65	(2.50)	to	(2.89)
Lord Abbett Bond-Debenture Class A Shares
12/31/2024	10,000	22.40	to	20.66	240,508	5.86	1.25	to	1.65	5.44	to	5.01
12/31/2023	12,369	21.25	to	19.68	277,564	5.21	1.25	to	1.65	5.53	to	5.11
12/31/2022	14,421	20.13	to	18.72	309,618	3.74	1.25	to	1.65	(13.77)	to	(14.11)
12/31/2021	24,568	23.35	to	21.79	661,694	3.33	1.25	to	1.65	1.97	to	1.57
12/31/2020	25,474	22.90	to	21.46	673,316	3.93	1.25	to	1.65	6.26	to	5.84

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2024

5.  Financial Highlights (continued)

		At December 31					For the Year Ended December 31
Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Lord Abbett Mid Cap Stock Class A Shares
12/31/2024		10,791	$32.72	to	$30.18	$464,992	0.53%	1.25%	to	1.65%	13.61%	to	13.16%
12/31/2023		12,878	28.80	to	26.67	471,799	0.49	1.25	to	1.65	14.07	to	13.61
12/31/2022		16,662	25.25	to	23.48	534,502	0.83	1.25	to	1.65	(12.17)	to	(12.52)
12/31/2021		18,576	28.75	to	26.83	682,108	0.64	1.25	to	1.65	27.28	to	26.77
12/31/2020		26,274	22.59	to	21.17	734,653	1.37	1.25	to	1.65	1.46	to	1.05
Macquarie Mid Cap Growth Class A Shares
12/31/2024	(1)	6,510	9.91	to	9.89	64,462	-	1.25	to	1.65	-	to	-
MFS® Growth Class A Shares
12/31/2024		11,662	60.85	to	60.85	709,619	-	1.30	to	1.30	29.63	to	29.63
12/31/2023		14,563	46.94	to	46.94	683,575	-	1.30	to	1.30	34.04	to	34.04
12/31/2022		18,029	35.02	to	35.02	631,380	-	1.30	to	1.30	(32.21)	to	(32.21)
12/31/2021		16,462	51.66	to	51.66	850,383	-	1.30	to	1.30	21.74	to	21.74
12/31/2020		22,403	42.43	to	42.43	950,597	-	1.30	to	1.30	29.60	to	29.60
MFS® Mid Cap Growth Class A Shares
12/31/2024		10,539	61.09	to	61.09	643,909	-	1.30	to	1.30	12.92	to	12.92
12/31/2023		11,493	54.10	to	54.10	621,812	-	1.30	to	1.30	19.44	to	19.44
12/31/2022		12,776	45.30	to	45.30	578,736	-	1.30	to	1.30	(29.45)	to	(29.45)
12/31/2021		15,949	64.20	to	64.20	1,023,998	-	1.30	to	1.30	12.27	to	12.27
12/31/2020		18,177	57.19	to	57.19	1,039,469	-	1.30	to	1.30	33.58	to	33.58
MFS® Research International Class A Shares
12/31/2024		13,834	32.76	to	32.76	453,125	1.68	1.30	to	1.30	1.51	to	1.51
12/31/2023		14,224	32.27	to	32.27	458,984	1.50	1.30	to	1.30	11.65	to	11.65
12/31/2022		14,887	28.90	to	28.90	430,268	1.32	1.30	to	1.30	(18.58)	to	(18.58)
12/31/2021		15,674	35.50	to	35.50	556,368	0.97	1.30	to	1.30	10.15	to	10.15
12/31/2020		19,569	32.22	to	32.22	630,567	0.82	1.30	to	1.30	11.44	to	11.44
PIMCO CommodityRealReturn Strategy Class A Shares
12/31/2024		23,898	8.01	to	7.38	182,684	2.73	1.25	to	1.65	2.92	to	2.50
12/31/2023		28,077	7.78	to	7.20	209,068	4.37	1.25	to	1.65	(9.02)	to	(9.38)
12/31/2022		27,392	8.55	to	7.95	224,613	25.25	1.25	to	1.65	7.10	to	6.67
12/31/2021		37,802	7.98	to	7.45	289,935	21.54	1.25	to	1.65	31.15	to	30.63
12/31/2020		51,056	6.09	to	5.71	299,254	1.42	1.25	to	1.65	(0.83)	to	(1.23)
PIMCO Low Duration Class A Shares
12/31/2024		77,971	12.15	to	11.31	905,648	3.88	1.25	to	1.65	3.21	to	2.80
12/31/2023		80,387	11.77	to	11.01	906,249	3.80	1.25	to	1.65	3.71	to	3.29
12/31/2022		85,923	11.35	to	10.66	936,779	1.22	1.25	to	1.65	(6.62)	to	(6.99)
12/31/2021		107,073	12.16	to	11.46	1,252,730	0.54	1.25	to	1.65	(2.20)	to	(2.60)
12/31/2020		115,293	12.43	to	11.76	1,386,419	1.56	1.25	to	1.65	1.83	to	1.42
PIMCO Real Return Class A Shares
12/31/2024		43,362	14.58	to	13.45	599,226	2.78	1.25	to	1.65	0.90	to	0.49
12/31/2023		45,795	14.45	to	13.38	628,475	2.87	1.25	to	1.65	2.05	to	1.64
12/31/2022		46,994	14.16	to	13.16	634,064	5.45	1.25	to	1.65	(13.31)	to	(13.65)
12/31/2021		54,464	16.33	to	15.25	849,557	4.67	1.25	to	1.65	3.95	to	3.53
12/31/2020		62,209	15.71	to	14.73	938,782	2.23	1.25	to	1.65	10.25	to	9.81
PIMCO Total Return Class A Shares
12/31/2024		135,466	15.44	to	14.24	2,108,512	4.22	1.25	to	1.65	0.98	to	0.58
12/31/2023		145,369	15.29	to	14.16	2,245,113	3.55	1.25	to	1.65	4.63	to	4.21
12/31/2022		159,100	14.62	to	13.59	2,341,981	2.94	1.25	to	1.65	(15.45)	to	(15.78)
12/31/2021		187,663	17.29	to	16.14	3,284,682	1.96	1.25	to	1.65	(2.41)	to	(2.80)
12/31/2020		196,379	17.71	to	16.60	3,529,150	2.16	1.25	to	1.65	7.16	to	6.73

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2024

5.  Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Pioneer Class A Shares
12/31/2024	-	$55.36	to	$51.06	$-	-%	1.25%	to	1.65%	21.05%	to	20.57%
12/31/2023	-	45.73	to	42.35	-	-	1.25	to	1.65	27.12	to	26.61
12/31/2022	476	35.97	to	33.45	16,517	0.37	1.25	to	1.65	(20.47)	to	(20.79)
12/31/2021	544	45.24	to	42.22	23,773	0.12	1.25	to	1.65	26.22	to	25.72
12/31/2020	598	35.84	to	33.59	20,752	0.50	1.25	to	1.65	22.36	to	21.88
Pioneer High Yield Class A Shares
12/31/2024	275	22.20	to	20.47	5,870	5.83	1.25	to	1.65	6.99	to	6.56
12/31/2023	299	20.75	to	19.21	5,978	5.39	1.25	to	1.65	9.07	to	8.64
12/31/2022	315	19.02	to	17.69	5,770	3.79	1.25	to	1.65	(11.97)	to	(12.32)
12/31/2021	383	21.61	to	20.17	8,002	4.23	1.25	to	1.65	4.44	to	4.02
12/31/2020	370	20.69	to	19.39	7,421	5.29	1.25	to	1.65	1.79	to	1.38
Pioneer Select Mid Cap Growth Class A Shares
12/31/2024	-	47.20	to	44.38	-	-	1.25	to	1.65	22.29	to	21.80
12/31/2023	-	38.59	to	36.43	-	-	1.25	to	1.65	17.19	to	16.72
12/31/2022	-	32.93	to	31.21	-	-	1.25	to	1.65	(32.13)	to	(32.40)
12/31/2021	-	48.52	to	46.17	-	-	1.25	to	1.65	6.62	to	6.20
12/31/2020	-	45.51	to	43.48	-	-	1.25	to	1.65	37.22	to	36.67
Putnam International Equity Class A Shares
12/31/2024	25,203	27.51	to	27.51	693,256	1.01	1.30	to	1.30	2.16	to	2.16
12/31/2023	25,638	26.93	to	26.93	690,339	1.90	1.30	to	1.30	17.09	to	17.09
12/31/2022	27,912	23.00	to	23.00	641,866	-	1.30	to	1.30	(15.94)	to	(15.94)
12/31/2021	30,562	27.36	to	27.36	836,095	1.28	1.30	to	1.30	7.36	to	7.36
12/31/2020	34,636	25.48	to	25.48	882,611	1.24	1.30	to	1.30	10.30	to	10.30
Putnam Large Cap Growth Class A Shares
12/31/2024	730	37.67	to	37.67	27,504	-	1.30	to	1.30	31.50	to	31.50
12/31/2023	765	28.64	to	28.64	21,913	-	1.30	to	1.30	42.37	to	42.37
12/31/2022	803	20.12	to	20.12	16,165	-	1.30	to	1.30	(31.24)	to	(31.24)
12/31/2021	857	29.26	to	29.26	25,062	-	1.30	to	1.30	20.94	to	20.94
12/31/2020	901	24.19	to	24.19	21,802	-	1.30	to	1.30	36.62	to	36.62
Putnam Large Cap Value Class A Shares
12/31/2024	3,001	21.75	to	21.75	65,278	1.11	1.30	to	1.30	17.46	to	17.46
12/31/2023	3,401	18.52	to	18.52	62,979	1.49	1.30	to	1.30	13.91	to	13.91
12/31/2022	3,440	16.25	to	16.25	55,923	1.77	1.30	to	1.30	(4.34)	to	(4.34)
12/31/2021	3,508	16.99	to	16.99	59,605	1.18	1.30	to	1.30	25.20	to	25.20
12/31/2020	3,576	13.57	to	13.57	48,528	1.64	1.30	to	1.30	4.47	to	4.47
TA Aegon Sustainable Equity Income Service Class
12/31/2024	14,543	13.26	to	12.87	192,124	1.75	1.25	to	1.65	15.14	to	14.68
12/31/2023	16,751	11.52	to	11.23	192,070	1.92	1.25	to	1.65	4.69	to	4.27
12/31/2022	17,013	11.00	to	10.77	186,458	1.79	1.25	to	1.65	(12.94)	to	(13.28)
12/31/2021	17,281	12.63	to	12.42	217,686	1.91	1.25	to	1.65	20.60	to	20.12
12/31/2020	17,520	10.48	to	10.34	183,120	2.73	1.25	to	1.65	(8.74)	to	(9.10)
TA Asset Allocation - Conservative Class A Shares
12/31/2024	-	12.48	to	12.10	-	-	1.25	to	1.65	5.96	to	5.54
12/31/2023	-	11.78	to	11.46	-	-	1.25	to	1.65	8.87	to	8.43
12/31/2022	-	10.82	to	10.57	-	-	1.25	to	1.65	(16.25)	to	(16.58)
12/31/2021	-	12.92	to	12.67	-	-	1.25	to	1.65	4.11	to	3.70
12/31/2020	-	12.41	to	12.22	-	-	1.25	to	1.65	11.75	to	11.31
TA Asset Allocation - Moderate Class A Shares
12/31/2024	-	13.64	to	13.22	-	-	1.25	to	1.65	8.46	to	8.02
12/31/2023	-	12.57	to	12.24	-	-	1.25	to	1.65	11.27	to	10.82
12/31/2022	-	11.30	to	11.04	-	-	1.25	to	1.65	(17.08)	to	(17.42)
12/31/2021	-	13.63	to	13.37	-	-	1.25	to	1.65	6.57	to	6.14
12/31/2020	-	12.79	to	12.60	-	-	1.25	to	1.65	13.22	to	12.77

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2024

5.  Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA Asset Allocation - Moderate Growth Class A Shares
12/31/2024	5,444	$15.30	to	$14.83	$81,982	7.05%	1.25%	to	1.65%	11.74%	to	11.29%
12/31/2023	-	13.69	to	13.32	-	-	1.25	to	1.65	14.27	to	13.81
12/31/2022	-	11.98	to	11.71	-	-	1.25	to	1.65	(18.42)	to	(18.74)
12/31/2021	-	14.68	to	14.41	-	-	1.25	to	1.65	9.98	to	9.54
12/31/2020	-	13.35	to	13.15	-	-	1.25	to	1.65	15.45	to	14.99
TA BlackRock Government Money Market Initial Class
12/31/2024	15,218	10.52	to	10.31	159,753	4.97	1.25	to	1.65	3.73	to	3.31
12/31/2023	47,830	10.15	to	9.98	484,212	4.76	1.25	to	1.65	3.56	to	3.15
12/31/2022	49,788	9.80	to	9.68	486,918	1.55	1.25	to	1.65	0.15	to	(0.25)
12/31/2021	30,667	9.78	to	9.70	299,580	-	1.25	to	1.65	(1.24)	to	(1.63)
12/31/2020	36,703	9.91	to	9.86	363,452	0.38	1.25	to	1.65	(0.96)	to	(1.35)
TA Bond Class A Shares
12/31/2024	-	1.40	to	1.32	-	-	1.25	to	1.65	0.49	to	0.08
12/31/2023	-	1.40	to	1.32	-	-	1.25	to	1.65	4.65	to	4.23
12/31/2022	-	1.34	to	1.27	-	-	1.25	to	1.65	(14.51)	to	(14.85)
12/31/2021	-	1.56	to	1.49	-	-	1.25	to	1.65	(1.36)	to	(1.76)
12/31/2020	-	1.58	to	1.52	-	-	1.25	to	1.65	5.26	to	4.84
TA International Focus Initial Class
12/31/2024	253,468	12.14	to	11.79	3,032,617	2.22	1.25	to	1.65	(2.29)	to	(2.68)
12/31/2023	282,192	12.43	to	12.11	3,461,273	1.99	1.25	to	1.65	11.14	to	10.70
12/31/2022	302,613	11.18	to	10.94	3,346,220	2.34	1.25	to	1.65	(21.04)	to	(21.35)
12/31/2021	324,644	14.16	to	13.91	4,556,140	1.21	1.25	to	1.65	9.44	to	9.00
12/31/2020	370,876	12.94	to	12.76	4,766,342	2.26	1.25	to	1.65	19.40	to	18.92
TA Multi-Managed Balanced Class A Shares
12/31/2024	-	17.71	to	17.17	-	-	1.25	to	1.65	13.07	to	12.62
12/31/2023	-	15.66	to	15.25	-	-	1.25	to	1.65	16.96	to	16.49
12/31/2022	-	13.39	to	13.09	-	-	1.25	to	1.65	(17.54)	to	(17.86)
12/31/2021	-	16.24	to	15.93	-	-	1.25	to	1.65	15.12	to	14.66
12/31/2020	-	14.11	to	13.90	-	-	1.25	to	1.65	14.12	to	13.67
TA Small/Mid Cap Value Class A Shares
12/31/2024	27,563	32.90	to	30.76	871,006	0.72	1.25	to	1.65	7.21	to	6.78
12/31/2023	34,245	30.69	to	28.81	1,011,762	0.87	1.25	to	1.65	10.57	to	10.13
12/31/2022	36,232	27.75	to	26.16	970,064	0.38	1.25	to	1.65	(9.64)	to	(10.00)
12/31/2021	42,957	30.71	to	29.06	1,275,358	0.05	1.25	to	1.65	25.61	to	25.10
12/31/2020	55,563	24.45	to	23.23	1,318,715	0.58	1.25	to	1.65	1.97	to	1.56
TA Sustainable Equity Income Class A Shares
12/31/2024	113,803	17.12	to	16.39	1,911,408	1.30	1.25	to	1.65	14.80	to	14.34
12/31/2023	147,792	14.91	to	14.33	2,164,985	1.69	1.25	to	1.65	4.54	to	4.12
12/31/2022	144,022	14.26	to	13.76	2,021,018	1.41	1.25	to	1.65	(12.74)	to	(13.09)
12/31/2021	165,388	16.35	to	15.84	2,664,298	1.11	1.25	to	1.65	20.47	to	19.99
12/31/2020	208,081	13.57	to	13.20	2,789,398	2.07	1.25	to	1.65	(9.08)	to	(9.44)
TA T. Rowe Price Small Cap Service Class
12/31/2024	3,008	17.99	to	17.46	53,114	-	1.25	to	1.65	11.20	to	10.76
12/31/2023	4,156	16.18	to	15.77	66,211	-	1.25	to	1.65	19.38	to	18.90
12/31/2022	5,111	13.55	to	13.26	68,381	-	1.25	to	1.65	(23.56)	to	(23.86)
12/31/2021	5,451	17.73	to	17.42	95,621	-	1.25	to	1.65	9.70	to	9.26
12/31/2020	10,376	16.16	to	15.94	165,944	-	1.25	to	1.65	21.77	to	21.29
TA TSW International Equity Service Class
12/31/2024	2,182	12.11	to	11.75	25,848	2.74	1.25	to	1.65	1.83	to	1.42
12/31/2023	2,262	11.89	to	11.59	26,401	0.84	1.25	to	1.65	13.83	to	13.38
12/31/2022	2,372	10.44	to	10.22	24,397	2.25	1.25	to	1.65	(15.69)	to	(16.03)
12/31/2021	2,497	12.39	to	12.17	30,548	1.94	1.25	to	1.65	11.80	to	11.35
12/31/2020	4,566	11.08	to	10.93	50,026	2.98	1.25	to	1.65	4.88	to	4.46

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2024

5.  Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA TSW Mid Cap Value Opportunities Service Class
12/31/2024	3,762	$15.34	to	$14.89	$57,503	1.32%	1.25%	to	1.65%	6.74%	to	6.31%
12/31/2023	8,903	14.37	to	14.01	127,553	1.26	1.25	to	1.65	9.20	to	8.77
12/31/2022	9,039	13.16	to	12.88	118,655	0.56	1.25	to	1.65	(9.56)	to	(9.92)
12/31/2021	9,160	14.55	to	14.30	133,025	0.55	1.25	to	1.65	27.25	to	26.74
12/31/2020	11,678	11.44	to	11.28	133,341	1.04	1.25	to	1.65	(0.22)	to	(0.62)
TA US Growth Class A Shares
12/31/2024	21,974	49.85	to	47.35	1,059,045	-	1.25	to	1.65	26.98	to	26.47
12/31/2023	31,844	39.26	to	37.44	1,212,509	-	1.25	to	1.65	39.64	to	39.09
12/31/2022	40,212	28.11	to	26.92	1,099,334	-	1.25	to	1.65	(32.50)	to	(32.77)
12/31/2021	36,464	41.65	to	40.03	1,479,800	-	1.25	to	1.65	18.71	to	18.24
12/31/2020	44,550	35.08	to	33.86	1,528,936	-	1.25	to	1.65	34.20	to	33.66
TA WMC US Growth Service Class
12/31/2024	-	28.65	to	27.81	-	-	1.25	to	1.65	27.09	to	26.58
12/31/2023	-	22.54	to	21.97	-	-	1.25	to	1.65	39.97	to	39.41
12/31/2022	-	16.10	to	15.76	-	-	1.25	to	1.65	(32.37)	to	(32.64)
12/31/2021	-	23.81	to	23.40	-	-	1.25	to	1.65	18.88	to	18.40
12/31/2020	-	20.03	to	19.76	-	-	1.25	to	1.65	35.24	to	34.70
Virtus AllianzGI Dividend Value Class A Shares
12/31/2024	6,269	20.80	to	19.37	122,691	1.34	1.25	to	1.65	3.63	to	3.21
12/31/2023	7,957	20.07	to	18.77	151,564	3.64	1.25	to	1.65	17.67	to	17.20
12/31/2022	8,310	17.06	to	16.01	135,050	1.16	1.25	to	1.65	(14.77)	to	(15.11)
12/31/2021	8,801	20.02	to	18.86	168,472	1.35	1.25	to	1.65	26.94	to	26.43
12/31/2020	9,255	15.77	to	14.92	140,086	1.77	1.25	to	1.65	(3.71)	to	(4.09)
Virtus AllianzGI Small-Cap Value Class A Shares
12/31/2024	4,753	33.12	to	30.55	207,080	1.25	1.25	to	1.65	4.33	to	3.91
12/31/2023	5,302	31.75	to	29.40	217,002	2.28	1.25	to	1.65	21.47	to	20.99
12/31/2022	5,786	26.13	to	24.30	192,370	0.83	1.25	to	1.65	(17.26)	to	(17.59)
12/31/2021	6,810	31.59	to	29.48	279,542	1.07	1.25	to	1.65	22.69	to	22.20
12/31/2020	7,260	25.75	to	24.13	244,241	1.93	1.25	to	1.65	(5.79)	to	(6.17)

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2024

5.  Financial Highlights (continued)

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2024

6. Administrative and Mortality and Expense Risk Charges

TFLIC deducts an annual charge during the accumulation phase, not to exceed $75, proportionately from the subaccounts’ unit values. An annual charge ranging from 1.25% to 1.65% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TFLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TFLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TFLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TFLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2024

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TFLIC and an indirect wholly owned subsidiary of Aegon Ltd. TCI distributes TFLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TFLIC and indirect wholly owned subsidiaries of Aegon Ltd. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2024

10. Segment Reporting

Each fund of the Separate Account constitutes a single operating segment and therefore, a single reportable segment because the Chief Operating Decision Maker (CODM) manages the activities of the Separate Account using information of each fund. The Separate Account is engaged in a single line of business as a registered unit investment trust. The Separate Account is a funding vehicle for individual variable annuity contracts with the assets owned by TFLIC to support the liabilities of the applicable insurance contracts. The subaccounts have identified the President and Chief Operating Officer as the CODM as the Separate Account does not have employees and is not a separate legal entity.

The CODM uses increase (decrease) in net assets from operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the funds within the Separate Account. The Accounting policies used to measure profit and loss of the segments are the same as those described in the Summary of Significant Accounting Policies (see note 2). The measure of segment assets is reported on the balance sheet as total consolidated assets. Refer to the Statements of Operations and Changes in Net Assets for each fund’s operating segment and related footnotes for significant expenses principle and the existing segment requirements as of December 31, 2024 and for the year ended December 31, 2024 and December 31, 2023.